ANNUAL REPORT
PHL VARIABLE
ACCUMULATION ACCOUNT
December 31, 2018

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		DWS Equity 500 Index VIP – Class A
Assets:
Investments at fair value	$ 4,887,424		$ 2,782,303		$ 2,009,422		$ 19,170,388
Total assets	$ 4,887,424		$ 2,782,303		$ 2,009,422		$ 19,170,388
Total net assets	$ 4,887,424		$ 2,782,303		$ 2,009,422		$ 19,170,388
Net assets:
Accumulation units	$ 4,882,863		$ 2,782,303		$ 2,009,422		$ 18,887,125
Contracts in payout (annuitization) period	$ 4,561		$ -		$ -		$ 283,263
Total net assets	$ 4,887,424		$ 2,782,303		$ 2,009,422		$ 19,170,388
Units outstanding	3,539,024		594,391		947,668		4,106,375
Investment shares held	489,722		40,874		20,714		1,014,306
Investments at cost	$ 5,475,069		$ 1,381,689		$ 1,474,021		$ 11,533,546
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.36	136,020	$ -	-	$ -	-	$ 2.59	177
Phoenix Dimensions® Option 1	$ 1.42	495,876	$ -	-	$ 2.12	6,728	$ 2.26	129,795
Phoenix Dimensions® Option 2	$ 1.38	55,924	$ -	-	$ 2.06	12,494	$ 2.19	58,568
Phoenix Dimensions® Option 4	$ 1.34	249,125	$ -	-	$ 2.00	45	$ 2.11	6,999
Phoenix Income Choice®	$ -	-	$ -	-	$ -	-	$ 5.06	51,275
Phoenix Investor’s Edge® Option 1	$ 1.36	360,423	$ 6.51	1,338	$ 2.03	16,544	$ 4.51	158,784
Phoenix Investor’s Edge® Option 2	$ 1.33	516,280	$ 6.34	241	$ 1.99	5,454	$ 4.39	80,974
Phoenix Investor’s Edge® Option 3	$ -	-	$ 6.18	368	$ 1.96	11,003	$ 4.28	8,918
Phoenix Premium Edge®	$ 1.36	707,136	$ 4.04	109,940	$ 2.04	77,685	$ 4.76	183,733
Phoenix Spectrum Edge® Option 1	$ 1.44	138,513	$ 7.16	27,900	$ 2.15	46,225	$ 4.96	683,915
Phoenix Spectrum Edge® Option 2	$ 1.42	159,850	$ 6.97	37,669	$ 2.12	135,436	$ 4.83	1,616,329
Phoenix Spectrum Edge® Option 3	$ 1.39	14,732	$ 6.79	13,870	$ 2.08	3,059	$ 4.71	182,892
Phoenix Spectrum Edge® Option 4	$ -	-	$ -	-	$ -	-	$ 4.79	4,030
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 2.13	11,825	$ 1.78	31,254
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 2.09	14,406	$ 1.75	65,452
Retirement Planner's Edge	$ 1.39	213,735	$ 4.09	14,807	$ 2.08	30,849	$ 4.93	259,207
The Big Edge Choice®	$ 1.40	239,094	$ 4.20	108,270	$ 2.09	245,955	$ 4.95	302,744
The Phoenix Edge® – VA Option 1	$ 1.47	185,368	$ 4.62	160,252	$ 2.20	262,654	$ 5.37	161,352
The Phoenix Edge® – VA Option 2	$ 1.42	7,001	$ 4.30	115,241	$ 2.12	51,610	$ 5.06	63,452
The Phoenix Edge® – VA Option 3	$ 1.40	59,947	$ 4.22	4,495	$ 2.09	15,696	$ 4.97	56,525
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	DWS Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
Assets:
Investments at fair value	$ 422,437		$ 37,923,203		$ 21,819,006		$ 5,629,375
Total assets	$ 422,437		$ 37,923,203		$ 21,819,006		$ 5,629,375
Total net assets	$ 422,437		$ 37,923,203		$ 21,819,006		$ 5,629,375
Net assets:
Accumulation units	$ 422,437		$ 37,638,429		$ 21,744,389		$ 5,596,828
Contracts in payout (annuitization) period	$ -		$ 284,774		$ 74,617		$ 32,547
Total net assets	$ 422,437		$ 37,923,203		$ 21,819,006		$ 5,629,375
Units outstanding	217,939		13,600,111		24,196,487		1,378,008
Investment shares held	28,219		3,604,867		21,818,971		927,409
Investments at cost	$ 393,956		$ 41,613,952		$ 21,819,003		$ 7,081,359
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ -	-	$ -	-	$ 0.95	9,257	$ 5.91	966
Freedom Edge®	$ -	-	$ 1.25	39,910	$ 0.88	269,203	$ 2.17	10,224
Phoenix Dimensions® Option 1	$ 1.96	3,470	$ 1.26	448,240	$ 0.91	1,027,439	$ 1.99	185,068
Phoenix Dimensions® Option 2	$ -	-	$ 1.22	65,129	$ 0.89	257,593	$ 1.92	693
Phoenix Dimensions® Option 4	$ -	-	$ 1.18	28,805	$ 0.87	62,490	$ 1.86	261
Phoenix Income Choice®	$ -	-	$ 2.92	35,453	$ 0.91	45,340	$ 5.11	826
Phoenix Investor’s Edge® Option 1	$ 1.87	17,742	$ 2.63	277,958	$ 0.88	1,122,082	$ 4.81	66,550
Phoenix Investor’s Edge® Option 2	$ -	-	$ 2.56	219,330	$ 0.86	330,520	$ 4.68	22,248
Phoenix Investor’s Edge® Option 3	$ -	-	$ 2.49	4,263	$ -	-	$ 4.56	6,267
Phoenix Investor’s Edge® Option 4	$ -	-	$ -	-	$ 0.86	4,568	$ 4.64	1,150
Phoenix Premium Edge®	$ 1.88	12,510	$ 2.97	784,130	$ 0.88	1,806,464	$ 4.42	294,982
Phoenix Spectrum Edge® Option 1	$ 1.99	24,732	$ 2.89	2,780,282	$ 0.92	2,053,057	$ 5.29	70,307
Phoenix Spectrum Edge® Option 2	$ 1.96	14,954	$ 2.82	7,266,470	$ 0.91	5,179,080	$ 5.15	148,548
Phoenix Spectrum Edge® Option 3	$ -	-	$ 2.74	568,176	$ 0.90	987,726	$ 5.02	12,863
Phoenix Spectrum Edge® Option 4	$ -	-	$ 2.79	14,769	$ 0.90	15,244	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.23	25,712	$ 0.91	1,793,442	$ 1.71	78,388
Phoenix Spectrum Edge® + Option 2	$ 1.94	7,897	$ 1.21	59,610	$ 0.90	4,151,337	$ 1.68	37,494
Retirement Planner's Edge	$ 1.93	5,933	$ 3.16	123,719	$ 0.90	503,135	$ 4.58	39,999
The Big Edge Choice®	$ 1.93	102,747	$ 3.19	332,095	$ 0.90	2,787,493	$ 4.47	207,272
The Phoenix Edge® – VA Option 1	$ 2.03	9,240	$ 3.56	298,575	$ 0.94	881,423	$ 5.07	104,532
The Phoenix Edge® – VA Option 2	$ 1.96	13,302	$ 3.27	88,163	$ 0.91	649,542	$ 4.76	75,072
The Phoenix Edge® – VA Option 3	$ 1.94	5,412	$ 3.25	139,322	$ 0.90	260,052	$ 4.72	14,298
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Assets:
Investments at fair value	$ 20,347,710		$ 53,666,375		$ 11,483,517		$ 23,518,360
Total assets	$ 20,347,710		$ 53,666,375		$ 11,483,517		$ 23,518,360
Total net assets	$ 20,347,710		$ 53,666,375		$ 11,483,517		$ 23,518,360
Net assets:
Accumulation units	$ 20,257,408		$ 53,585,405		$ 11,412,932		$ 23,480,416
Contracts in payout (annuitization) period	$ 90,302		$ 80,970		$ 70,585		$ 37,944
Total net assets	$ 20,347,710		$ 53,666,375		$ 11,483,517		$ 23,518,360
Units outstanding	4,329,164		16,367,782		3,025,843		17,454,973
Investment shares held	636,463		1,414,134		182,771		1,927,734
Investments at cost	$ 14,590,784		$ 25,957,888		$ 6,345,059		$ 23,816,576
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ -	-	$ -	-	$ 7.10	309	$ -	-
Freedom Edge®	$ 2.92	7,368	$ 3.22	7,554	$ 2.75	20,016	$ 1.31	10,193
Phoenix Dimensions® Option 1	$ 2.35	268,582	$ 2.91	788,281	$ 2.59	14,856	$ 1.37	773,003
Phoenix Dimensions® Option 2	$ 2.27	109,678	$ 2.81	271,141	$ 2.51	7,890	$ 1.33	306,521
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 2.51	73	$ -	-
Phoenix Dimensions® Option 4	$ -	-	$ 2.71	166,922	$ -	-	$ 1.29	116,681
Phoenix Income Choice®	$ 5.99	3,852	$ 5.69	563	$ 4.31	2,222	$ -	-
Phoenix Investor’s Edge® Option 1	$ 5.94	66,508	$ 5.71	252,218	$ 4.42	50,700	$ 1.31	626,434
Phoenix Investor’s Edge® Option 2	$ 5.79	29,084	$ 5.56	156,045	$ 4.31	27,696	$ 1.28	265,021
Phoenix Investor’s Edge® Option 3	$ 5.64	8,846	$ 5.42	4,965	$ 4.20	6,602	$ 1.26	30,845
Phoenix Premium Edge®	$ 4.69	551,407	$ 4.01	499,790	$ 2.97	348,109	$ 1.31	834,140
Phoenix Spectrum Edge® Option 1	$ 6.54	275,096	$ 6.28	722,968	$ 4.86	349,993	$ 1.40	714,191
Phoenix Spectrum Edge® Option 2	$ 6.37	491,240	$ 6.12	2,289,916	$ 4.74	789,212	$ 1.37	2,630,384
Phoenix Spectrum Edge® Option 3	$ 6.21	51,226	$ 5.96	109,367	$ 4.62	37,481	$ 1.35	44,849
Phoenix Spectrum Edge® Option 4	$ 6.32	882	$ 6.07	1,731	$ 4.70	225	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.77	326,401	$ 2.35	2,614,061	$ 2.15	33,082	$ 1.36	2,835,732
Phoenix Spectrum Edge® + Option 2	$ 1.74	111,527	$ 2.31	8,047,010	$ 2.11	29,935	$ 1.34	7,438,556
Retirement Planner's Edge	$ 4.94	113,830	$ 4.81	12,062	$ 3.10	250,537	$ 1.35	1,268
The Big Edge Choice®	$ 4.90	981,450	$ 4.23	277,900	$ 3.18	700,146	$ 1.35	526,639
The Phoenix Edge® – VA Option 1	$ 5.41	446,191	$ 4.67	51,674	$ 3.44	201,103	$ 1.43	164,257
The Phoenix Edge® – VA Option 2	$ 5.01	277,244	$ 4.31	68,184	$ 3.27	132,883	$ 1.37	50,707
The Phoenix Edge® – VA Option 3	$ 4.92	208,752	$ 4.23	25,430	$ 3.11	22,773	$ 1.35	85,552
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund
Assets:
Investments at fair value	$ 183,822		$ 17,816,157		$ 21,579,072		$ 359,224
Total assets	$ 183,822		$ 17,816,157		$ 21,579,072		$ 359,224
Total net assets	$ 183,822		$ 17,816,157		$ 21,579,072		$ 359,224
Net assets:
Accumulation units	$ 155,335		$ 17,809,534		$ 21,524,091		$ 359,224
Contracts in payout (annuitization) period	$ 28,487		$ 6,623		$ 54,981		$ -
Total net assets	$ 183,822		$ 17,816,157		$ 21,579,072		$ 359,224
Units outstanding	93,086		12,174,493		10,858,755		221,769
Investment shares held	28,455		1,208,694		1,240,177		27,234
Investments at cost	$ 217,833		$ 20,647,462		$ 20,836,207		$ 280,379
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ -	-	$ 1.56	91,456	$ 2.00	49,071	$ -	-
Phoenix Dimensions® Option 1	$ 2.00	732	$ 1.63	491,249	$ 1.67	506,611	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ 1.58	389,467	$ 1.61	393,471	$ -	-
Phoenix Dimensions® Option 3	$ -	-	$ 1.58	890	$ 1.61	848	$ -	-
Phoenix Dimensions® Option 4	$ 1.89	152	$ 1.53	128,749	$ 1.56	122,616	$ -	-
Phoenix Income Choice®	$ -	-	$ 1.63	3,857	$ 3.95	873	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.91	9,628	$ 1.55	1,425,989	$ 3.89	584,024	$ 1.55	80
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.52	1,137,346	$ 3.79	497,474	$ -	-
Phoenix Investor’s Edge® Option 3	$ -	-	$ 1.49	8,341	$ 3.69	18,973	$ 1.48	1,656
Phoenix Premium Edge®	$ -	-	$ 1.56	687,388	$ 4.16	330,528	$ 1.57	17,841
Phoenix Spectrum Edge® Option 1	$ 2.03	348	$ 1.66	210,712	$ 4.28	184,640	$ 1.70	3,136
Phoenix Spectrum Edge® Option 2	$ 2.00	19,299	$ 1.63	763,021	$ 4.17	363,159	$ 1.66	24,626
Phoenix Spectrum Edge® Option 3	$ -	-	$ 1.60	28,089	$ 4.06	23,305	$ 1.62	127,722
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.38	1,138,797	$ 1.23	1,271,306	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.35	4,944,078	$ 1.21	5,404,684	$ -	-
Retirement Planner's Edge	$ -	-	$ 1.60	110,305	$ 4.71	37,502	$ 1.62	16,930
The Big Edge Choice®	$ 1.97	40,491	$ 1.50	394,556	$ 2.53	740,672	$ 1.62	18,088
The Phoenix Edge® – VA Option 1	$ 2.07	564	$ 1.70	106,905	$ 5.13	239,054	$ 1.75	66
The Phoenix Edge® – VA Option 2	$ 2.00	18,166	$ 1.63	64,642	$ 4.74	73,246	$ 1.66	11,624
The Phoenix Edge® – VA Option 3	$ 1.97	3,706	$ 1.61	48,656	$ 4.78	16,698	$ -	-
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$ 12,119,995		$ 2,430,453		$ 1,932,141		$ 934,485
Total assets	$ 12,119,995		$ 2,430,453		$ 1,932,141		$ 934,485
Total net assets	$ 12,119,995		$ 2,430,453		$ 1,932,141		$ 934,485
Net assets:
Accumulation units	$ 12,073,401		$ 2,422,210		$ 1,932,141		$ 932,069
Contracts in payout (annuitization) period	$ 46,594		$ 8,243		$ -		$ 2,416
Total net assets	$ 12,119,995		$ 2,430,453		$ 1,932,141		$ 934,485
Units outstanding	6,685,369		1,447,711		1,168,117		516,845
Investment shares held	212,073		78,554		120,458		85,185
Investments at cost	$ 8,054,458		$ 2,014,236		$ 2,031,481		$ 1,138,738
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.77	6,123	$ 1.61	6,672	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 1.81	80,753	$ -	-	$ 1.70	19,335	$ -	-
Phoenix Dimensions® Option 2	$ 1.78	16,759	$ -	-	$ 1.65	37,206	$ -	-
Phoenix Dimensions® Option 4	$ 1.75	4,162	$ -	-	$ -	-	$ -	-
Phoenix Income Choice®	$ 1.81	4,243	$ 1.68	4,854	$ -	-	$ 1.84	1,289
Phoenix Investor’s Edge® Option 1	$ 1.76	85,036	$ 1.60	29,114	$ 1.62	10,678	$ 1.74	25,564
Phoenix Investor’s Edge® Option 2	$ 1.75	99,306	$ 1.57	24,475	$ 1.59	14,525	$ 1.70	13,413
Phoenix Investor’s Edge® Option 3	$ -	-	$ -	-	$ 1.56	14,123	$ -	-
Phoenix Investor’s Edge® Option 4	$ -	-	$ -	-	$ -	-	$ 1.69	2,116
Phoenix Premium Edge®	$ 1.77	180,239	$ 1.61	102,946	$ 1.63	355,050	$ 1.75	95,888
Phoenix Spectrum Edge® Option 1	$ 1.83	1,517,915	$ 1.71	313,055	$ 1.74	28,887	$ 1.88	76,012
Phoenix Spectrum Edge® Option 2	$ 1.81	3,936,564	$ 1.68	792,462	$ 1.70	148,148	$ 1.84	106,231
Phoenix Spectrum Edge® Option 3	$ 1.79	303,198	$ 1.65	47,599	$ 1.67	55,222	$ 1.80	129,555
Phoenix Spectrum Edge® Option 4	$ 1.81	4,069	$ 1.67	609	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.82	2,446	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.80	2,458	$ -	-	$ 1.48	7,241	$ -	-
Retirement Planner's Edge	$ 1.79	8,978	$ 1.65	6,778	$ 1.67	65,571	$ 1.80	7,839
The Big Edge Choice®	$ 1.80	197,650	$ 1.65	36,404	$ 1.62	255,579	$ 1.81	43,728
The Phoenix Edge® – VA Option 1	$ 1.86	50,007	$ 1.76	34,928	$ 1.78	15,540	$ 1.93	4,526
The Phoenix Edge® – VA Option 2	$ 1.81	153,756	$ 1.68	36,586	$ 1.70	130,243	$ 1.84	10,684
The Phoenix Edge® – VA Option 3	$ 1.80	31,707	$ 1.66	11,229	$ 1.68	10,769	$ -	-
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 389,430		$ 4,427,181		$ 31,224,331		$ 2,298,175
Total assets	$ 389,430		$ 4,427,181		$ 31,224,331		$ 2,298,175
Total net assets	$ 389,430		$ 4,427,181		$ 31,224,331		$ 2,298,175
Net assets:
Accumulation units	$ 373,658		$ 4,411,883		$ 31,060,562		$ 2,255,027
Contracts in payout (annuitization) period	$ 15,772		$ 15,298		$ 163,769		$ 43,148
Total net assets	$ 389,430		$ 4,427,181		$ 31,224,331		$ 2,298,175
Units outstanding	194,827		2,388,224		18,006,524		1,451,348
Investment shares held	60,283		399,565		1,018,738		115,719
Investments at cost	$ 809,468		$ 4,678,398		$ 27,074,267		$ 2,310,337
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ -	-	$ -	-	$ 1.67	18,403	$ 1.55	587
Phoenix Dimensions® Option 1	$ -	-	$ 1.92	55,998	$ 1.75	371,762	$ 1.60	12,752
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ 1.69	110,390	$ -	-
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 1.69	113	$ -	-
Phoenix Dimensions® Option 4	$ -	-	$ -	-	$ 1.64	86,957	$ -	-
Phoenix Income Choice®	$ -	-	$ -	-	$ 1.75	9,434	$ 1.62	752
Phoenix Investor’s Edge® Option 1	$ 1.91	8,038	$ 1.82	103,677	$ 1.66	422,190	$ 1.54	77,108
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.78	39,759	$ 1.62	340,591	$ 1.50	48,437
Phoenix Investor’s Edge® Option 3	$ -	-	$ 1.74	26,609	$ -	-	$ 1.47	13,390
Phoenix Investor’s Edge® Option 4	$ 1.86	3,736	$ 1.77	797	$ 1.61	4,612	$ 1.49	5,453
Phoenix Premium Edge®	$ 1.92	16,984	$ 1.83	404,369	$ 1.67	512,862	$ 1.55	241,417
Phoenix Spectrum Edge® Option 1	$ 2.06	34,912	$ 1.96	254,343	$ 1.79	3,570,345	$ 1.66	130,592
Phoenix Spectrum Edge® Option 2	$ 2.02	61,280	$ 1.92	368,637	$ 1.75	10,210,746	$ 1.62	319,276
Phoenix Spectrum Edge® Option 3	$ 1.98	5,187	$ 1.88	57,327	$ 1.71	583,118	$ 1.59	57,257
Phoenix Spectrum Edge® Option 4	$ -	-	$ -	-	$ 1.74	8,392	$ 1.61	1,382
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.68	92,289	$ 1.37	147,826	$ 1.23	27,605
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.65	272,110	$ 1.35	472,132	$ 1.20	30,303
Retirement Planner's Edge	$ 1.98	24,323	$ 1.88	137,235	$ 1.71	104,223	$ 1.59	57,334
The Big Edge Choice®	$ 1.98	22,361	$ 1.89	406,659	$ 1.72	578,219	$ 1.60	220,999
The Phoenix Edge® – VA Option 1	$ 2.12	3,135	$ 2.02	40,317	$ 1.84	159,033	$ 1.70	98,857
The Phoenix Edge® – VA Option 2	$ -	-	$ 1.92	33,108	$ 1.75	203,621	$ 1.62	20,394
The Phoenix Edge® – VA Option 3	$ 1.99	14,871	$ 1.90	94,990	$ 1.73	91,555	$ 1.60	87,453
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II		Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 7,641,575		$ 21,370,497		$ 9,923,932		$ 19,916,913
Total assets	$ 7,641,575		$ 21,370,497		$ 9,923,932		$ 19,916,913
Total net assets	$ 7,641,575		$ 21,370,497		$ 9,923,932		$ 19,916,913
Net assets:
Accumulation units	$ 7,641,575		$ 21,370,497		$ 9,874,406		$ 19,913,602
Contracts in payout (annuitization) period	$ -		$ -		$ 49,526		$ 3,311
Total net assets	$ 7,641,575		$ 21,370,497		$ 9,923,932		$ 19,916,913
Units outstanding	5,150,070		16,122,147		6,960,616		16,493,775
Investment shares held	725,696		2,244,800		1,022,032		2,051,175
Investments at cost	$ 6,657,197		$ 22,710,071		$ 9,897,195		$ 21,550,131
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.44	37,176	$ 1.30	137,008	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 1.49	91,248	$ 1.34	2,332,387	$ 1.44	504,761	$ 1.22	1,614,093
Phoenix Dimensions® Option 2	$ 1.46	113,849	$ 1.31	682,673	$ 1.41	259,034	$ 1.19	524,540
Phoenix Dimensions® Option 4	$ 1.43	200,874	$ 1.29	185,780	$ 1.38	379,877	$ 1.17	353,703
Phoenix Investor’s Edge® Option 1	$ 1.44	31,390	$ 1.30	1,455,448	$ 1.39	291,917	$ 1.18	1,219,168
Phoenix Investor’s Edge® Option 2	$ 1.42	45,432	$ 1.28	920,321	$ 1.37	411,594	$ 1.16	279,407
Phoenix Investor’s Edge® Option 3	$ -	-	$ -	-	$ 1.36	62,946	$ 1.15	118,838
Phoenix Premium Edge®	$ 1.44	11,210	$ 1.30	2,252,937	$ 1.40	491,544	$ 1.18	985,436
Phoenix Spectrum Edge® Option 1	$ 1.51	598,238	$ 1.36	1,235,029	$ 1.46	905,004	$ 1.23	948,189
Phoenix Spectrum Edge® Option 2	$ 1.49	3,100,247	$ 1.34	2,494,365	$ 1.44	1,312,094	$ 1.22	3,185,882
Phoenix Spectrum Edge® Option 3	$ 1.47	118,482	$ 1.32	654,222	$ 1.42	116,057	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.49	227,774	$ 1.35	952,804	$ 1.44	434,819	$ 1.22	1,767,868
Phoenix Spectrum Edge® + Option 2	$ 1.47	297,263	$ 1.33	1,927,676	$ 1.43	653,380	$ 1.21	3,999,662
Retirement Planner's Edge	$ 1.47	103,157	$ 1.32	165,620	$ 1.42	46,339	$ 1.20	108,920
The Big Edge Choice®	$ 1.47	48,334	$ 1.33	410,061	$ 1.42	423,884	$ 1.20	619,039
The Phoenix Edge® – VA Option 1	$ 1.53	19,303	$ 1.38	140,574	$ 1.48	196,704	$ 1.25	196,626
The Phoenix Edge® – VA Option 2	$ 1.49	101,650	$ 1.34	175,242	$ 1.44	470,662	$ 1.22	91,292
The Phoenix Edge® – VA Option 3	$ 1.47	4,443	$ -	-	$ -	-	$ 1.21	481,112
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
Assets:
Investments at fair value	$ 26,558,827		$ 560,867		$ 522,989		$ 1,023,257
Total assets	$ 26,558,827		$ 560,867		$ 522,989		$ 1,023,257
Total net assets	$ 26,558,827		$ 560,867		$ 522,989		$ 1,023,257
Net assets:
Accumulation units	$ 26,526,145		$ 497,214		$ 522,989		$ 1,023,257
Contracts in payout (annuitization) period	$ 32,682		$ 63,653		$ -		$ -
Total net assets	$ 26,558,827		$ 560,867		$ 522,989		$ 1,023,257
Units outstanding	15,925,006		496,798		313,288		643,306
Investment shares held	2,002,928		25,310		10,946		27,265
Investments at cost	$ 39,547,198		$ 610,092		$ 482,844		$ 978,146
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.76	6,940	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 1.84	749,214	$ -	-	$ -	-	$ 1.64	38,101
Phoenix Dimensions® Option 2	$ 1.78	269,183	$ -	-	$ 1.65	83	$ -	-
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 1.65	116	$ 1.58	89
Phoenix Dimensions® Option 4	$ 1.72	169,531	$ 1.11	71	$ -	-	$ 1.53	383
Phoenix Investor’s Edge® Option 1	$ 1.75	443,067	$ -	-	$ 1.62	20,984	$ 1.55	32,925
Phoenix Investor’s Edge® Option 2	$ 1.71	249,438	$ 1.11	44,354	$ 1.59	2,302	$ 1.52	13,632
Phoenix Investor’s Edge® Option 3	$ -	-	$ -	-	$ -	-	$ 1.49	37,242
Phoenix Premium Edge®	$ 1.76	452,731	$ 1.12	31,660	$ 1.63	47,599	$ 1.56	74,113
Phoenix Spectrum Edge® Option 1	$ 1.87	540,017	$ 1.14	66,186	$ 1.74	47,982	$ 1.67	36,372
Phoenix Spectrum Edge® Option 2	$ 1.84	1,854,643	$ 1.13	134,253	$ 1.71	60,353	$ 1.64	51,086
Phoenix Spectrum Edge® Option 3	$ 1.80	16,856	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.62	2,695,938	$ 1.13	4,104	$ 1.57	9,732	$ 1.44	66,826
Phoenix Spectrum Edge® + Option 2	$ 1.59	8,252,900	$ 1.13	12,229	$ 1.54	48,827	$ 1.41	6,031
Retirement Planner's Edge	$ 1.80	1,164	$ 1.13	37,146	$ -	-	$ 1.60	28,324
The Big Edge Choice®	$ 1.79	56,089	$ 1.13	37,725	$ 1.71	45,462	$ 1.60	175,603
The Phoenix Edge® – VA Option 1	$ 1.92	48,281	$ 1.14	39,036	$ 1.78	26,872	$ 1.71	75,382
The Phoenix Edge® – VA Option 2	$ 1.84	50,623	$ 1.13	22,997	$ 1.71	1,733	$ 1.64	3,158
The Phoenix Edge® – VA Option 3	$ 1.82	68,391	$ 1.13	67,037	$ 1.68	1,243	$ 1.61	4,039
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
Assets:
Investments at fair value	$ 16,909,893		$ 13,796,710		$ 1,602,837		$ 4,280,873
Total assets	$ 16,909,893		$ 13,796,710		$ 1,602,837		$ 4,280,873
Total net assets	$ 16,909,893		$ 13,796,710		$ 1,602,837		$ 4,280,873
Net assets:
Accumulation units	$ 16,889,311		$ 13,780,451		$ 1,602,837		$ 4,280,873
Contracts in payout (annuitization) period	$ 20,582		$ 16,259		$ -		$ -
Total net assets	$ 16,909,893		$ 13,796,710		$ 1,602,837		$ 4,280,873
Units outstanding	9,999,233		27,720,325		1,210,403		2,818,248
Investment shares held	844,228		2,265,470		135,260		408,480
Investments at cost	$ 15,345,325		$ 45,702,417		$ 1,679,901		$ 4,184,308
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.72	5,093	$ 0.48	11,557	$ 1.28	92,967	$ 1.47	86,611
Phoenix Dimensions® Option 1	$ 1.80	500,718	$ 0.50	1,354,021	$ 1.34	44,046	$ 1.54	58,270
Phoenix Dimensions® Option 2	$ 1.74	184,411	$ 0.49	526,826	$ 1.30	517	$ 1.49	19,364
Phoenix Dimensions® Option 3	$ 1.74	87	$ -	-	$ -	-	$ 1.49	57
Phoenix Dimensions® Option 4	$ 1.68	102,786	$ 0.47	265,516	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.71	305,473	$ 0.48	781,572	$ 1.27	11,360	$ 1.46	79,498
Phoenix Investor’s Edge® Option 2	$ 1.67	148,044	$ 0.47	384,313	$ 1.25	7,492	$ 1.44	39,848
Phoenix Premium Edge®	$ 1.72	350,113	$ 0.48	1,450,857	$ 1.28	136,525	$ 1.47	274,026
Phoenix Spectrum Edge® Option 1	$ 1.83	435,055	$ 0.51	808,496	$ 1.36	60,312	$ 1.57	176,599
Phoenix Spectrum Edge® Option 2	$ 1.80	1,475,449	$ 0.50	2,915,521	$ 1.34	234,455	$ 1.54	279,897
Phoenix Spectrum Edge® Option 3	$ 1.76	14,315	$ 0.49	44,752	$ 1.31	5,935	$ 1.51	5,916
Phoenix Spectrum Edge® + Option 1	$ 1.66	1,552,225	$ 0.51	4,703,164	$ 1.31	97,929	$ 1.49	43,452
Phoenix Spectrum Edge® + Option 2	$ 1.63	4,663,631	$ 0.50	14,107,522	$ 1.29	8,634	$ 1.47	788
Retirement Planner's Edge	$ 1.76	11,183	$ 0.49	45,844	$ 1.31	173,589	$ 1.51	236,370
The Big Edge Choice®	$ 1.84	104,867	$ 0.52	158,446	$ 1.30	104,883	$ 1.49	943,980
The Phoenix Edge® – VA Option 1	$ 1.88	59,935	$ 0.53	74,821	$ 1.40	135,954	$ 1.61	403,855
The Phoenix Edge® – VA Option 2	$ 1.80	41,158	$ 0.50	56,947	$ 1.34	51,028	$ 1.54	162,201
The Phoenix Edge® – VA Option 3	$ 1.77	44,690	$ 0.50	30,150	$ 1.32	44,777	$ 1.52	7,516
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund		Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
Assets:
Investments at fair value	$ 149,988		$ 416,724		$ 1,850,288		$ 4,965,594
Total assets	$ 149,988		$ 416,724		$ 1,850,288		$ 4,965,594
Total net assets	$ 149,988		$ 416,724		$ 1,850,288		$ 4,965,594
Net assets:
Accumulation units	$ 149,988		$ 416,724		$ 1,849,242		$ 4,956,331
Contracts in payout (annuitization) period	$ -		$ -		$ 1,046		$ 9,263
Total net assets	$ 149,988		$ 416,724		$ 1,850,288		$ 4,965,594
Units outstanding	545,544		139,727		1,117,041		2,113,536
Investment shares held	1,525		4,407		216,661		389,764
Investments at cost	$ 551,506		$ 165,163		$ 2,067,842		$ 5,857,807
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ -	-	$ -	-	$ -	-	$ 1.69	4,236
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ 1.10	43,555	$ 1.34	55,023
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ 1.06	11,126	$ 1.29	48,563
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 1.06	82	$ 1.29	108
Phoenix Dimensions® Option 4	$ -	-	$ -	-	$ -	-	$ 1.25	2,087
Phoenix Income Choice®	$ -	-	$ -	-	$ -	-	$ 2.94	3,063
Phoenix Investor’s Edge® Option 1	$ 0.27	211,807	$ 2.91	1,577	$ 1.04	17,689	$ 3.06	43,768
Phoenix Investor’s Edge® Option 2	$ 0.26	13,208	$ 2.84	1,126	$ 1.02	106,093	$ 2.99	18,908
Phoenix Investor’s Edge® Option 3	$ 0.25	1,190	$ 2.78	997	$ 1.00	22,203	$ 2.91	229
Phoenix Investor’s Edge® Option 4	$ -	-	$ -	-	$ -	-	$ 2.96	1,270
Phoenix Premium Edge®	$ 0.27	121,505	$ 2.94	93,850	$ 4.22	46,289	$ 2.40	176,881
Phoenix Spectrum Edge® Option 1	$ 0.29	727	$ 3.18	1,864	$ 1.12	47,831	$ 3.37	174,723
Phoenix Spectrum Edge® Option 2	$ 0.28	100,406	$ 3.10	13,133	$ 1.10	134,656	$ 3.28	317,290
Phoenix Spectrum Edge® Option 3	$ -	-	$ 3.03	20,691	$ -	-	$ 3.20	27,986
Phoenix Spectrum Edge® Option 4	$ -	-	$ -	-	$ 1.09	1,279	$ 3.26	1,285
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 0.94	78,600	$ 0.93	106,819
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 0.92	33,983	$ 0.91	51,844
Retirement Planner's Edge	$ -	-	$ -	-	$ 3.72	34,378	$ 2.80	53,935
The Big Edge Choice®	$ -	-	$ -	-	$ 1.39	458,591	$ 1.78	740,184
The Phoenix Edge® – VA Option 1	$ 0.30	85,614	$ 3.28	6,489	$ 4.75	59,610	$ 3.04	202,238
The Phoenix Edge® – VA Option 2	$ 0.28	11,087	$ -	-	$ 4.44	17,370	$ 2.91	68,827
The Phoenix Edge® – VA Option 3	$ -	-	$ -	-	$ 3.76	3,706	$ 2.66	14,269
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Templeton Growth VIP Fund – Class 2		TVST Touchstone Balanced Fund		TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund
Assets:
Investments at fair value	$ 20,292,632		$ 881,175		$ 16,734,946		$ 57,085,698
Total assets	$ 20,292,632		$ 881,175		$ 16,734,946		$ 57,085,698
Total net assets	$ 20,292,632		$ 881,175		$ 16,734,946		$ 57,085,698
Net assets:
Accumulation units	$ 20,247,545		$ 881,175		$ 16,713,062		$ 57,013,602
Contracts in payout (annuitization) period	$ 45,087		$ -		$ 21,884		$ 72,096
Total net assets	$ 20,292,632		$ 881,175		$ 16,734,946		$ 57,085,698
Units outstanding	12,989,305		566,679		12,892,449		30,729,872
Investment shares held	1,661,968		89,369		1,820,995		7,841,442
Investments at cost	$ 21,890,979		$ 1,076,412		$ 18,473,538		$ 82,613,519
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ 4.16	528	$ -	-	$ -	-	$ -	-
Freedom Edge®	$ 1.71	61,953	$ 1.51	80,645	$ 1.26	6,780	$ 1.80	11,905
Phoenix Dimensions® Option 1	$ 1.38	525,274	$ 1.57	737	$ 1.31	692,082	$ 1.88	1,581,157
Phoenix Dimensions® Option 2	$ 1.34	438,591	$ -	-	$ 1.27	233,002	$ 1.82	571,207
Phoenix Dimensions® Option 3	$ 1.34	1,021	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 4	$ 1.29	149,765	$ -	-	$ 1.24	52,548	$ 1.77	262,902
Phoenix Investor’s Edge® Option 1	$ 3.13	683,077	$ -	-	$ 1.25	354,306	$ 1.79	842,985
Phoenix Investor’s Edge® Option 2	$ 3.05	580,186	$ -	-	$ 1.23	129,307	$ 1.76	348,523
Phoenix Investor’s Edge® Option 3	$ 2.97	998	$ 1.45	15,743	$ -	-	$ -	-
Phoenix Premium Edge®	$ 3.02	351,047	$ 1.51	46,715	$ 1.26	602,614	$ 1.80	1,536,945
Phoenix Spectrum Edge® Option 1	$ 3.44	155,498	$ 1.60	5,937	$ 1.33	74,284	$ 1.91	213,686
Phoenix Spectrum Edge® Option 2	$ 3.36	415,928	$ 1.57	24,339	$ 1.31	520,025	$ 1.88	755,799
Phoenix Spectrum Edge® Option 3	$ 3.27	18,319	$ 1.54	36,546	$ 1.29	34,008	$ 1.85	52,441
Phoenix Spectrum Edge® + Option 1	$ 1.01	1,554,757	$ 1.58	22,613	$ 1.32	2,719,119	$ 1.89	6,131,581
Phoenix Spectrum Edge® + Option 2	$ 0.99	6,536,648	$ 1.55	500	$ 1.30	7,168,918	$ 1.86	17,983,750
Retirement Planner's Edge	$ 3.68	50,871	$ 1.54	29,554	$ 1.29	54,671	$ 1.85	66,890
The Big Edge Choice®	$ 2.19	1,305,599	$ 1.55	119,057	$ 1.29	92,064	$ 1.85	202,308
The Phoenix Edge® – VA Option 1	$ 4.15	102,918	$ 1.63	85,742	$ 1.36	30,299	$ 1.95	103,098
The Phoenix Edge® – VA Option 2	$ 3.98	33,348	$ 1.57	88,603	$ 1.31	54,692	$ 1.88	62,703
The Phoenix Edge® – VA Option 3	$ 3.44	22,979	$ 1.55	9,948	$ 1.30	73,730	$ 1.86	1,992
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	TVST Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares
Assets:
Investments at fair value	$ 8,893,968		$ 82,766,011		$ 28,871,101		$ 28,260,116
Total assets	$ 8,893,968		$ 82,766,011		$ 28,871,101		$ 28,260,116
Total net assets	$ 8,893,968		$ 82,766,011		$ 28,871,101		$ 28,260,116
Net assets:
Accumulation units	$ 8,885,093		$ 82,596,144		$ 28,835,647		$ 28,112,711
Contracts in payout (annuitization) period	$ 8,875		$ 169,867		$ 35,454		$ 147,405
Total net assets	$ 8,893,968		$ 82,766,011		$ 28,871,101		$ 28,260,116
Units outstanding	4,483,727		55,187,751		9,840,311		12,005,572
Investment shares held	700,864		8,202,776		1,760,433		1,103,049
Investments at cost	$ 9,743,678		$ 132,472,930		$ 40,141,244		$ 23,611,184
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.92	7,903	$ 1.84	24,499	$ 3.17	7,167	$ -	-
Phoenix Dimensions® Option 1	$ 2.00	198,932	$ 1.41	2,042,892	$ 2.08	428,385	$ 1.93	18,110
Phoenix Dimensions® Option 2	$ 1.94	88,558	$ 1.36	707,341	$ 2.01	141,708	$ -	-
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 2.01	53	$ -	-
Phoenix Dimensions® Option 4	$ 1.89	37,322	$ 1.32	390,329	$ 1.94	82,764	$ -	-
Phoenix Income Choice®	$ -	-	$ 3.31	4,495	$ 8.91	878	$ 3.15	2,147
Phoenix Investor’s Edge® Option 1	$ 1.91	113,343	$ 3.45	520,771	$ 8.25	77,874	$ 3.42	19,185
Phoenix Investor’s Edge® Option 2	$ 1.88	45,918	$ 3.36	322,813	$ 8.04	45,697	$ 3.33	57,803
Phoenix Investor’s Edge® Option 3	$ -	-	$ -	-	$ 7.83	5,419	$ 3.24	930
Phoenix Investor’s Edge® Option 4	$ -	-	$ 3.33	2,170	$ 7.97	167	$ 3.30	2,556
Phoenix Premium Edge®	$ 1.92	181,200	$ 2.16	1,295,452	$ 9.75	148,892	$ 1.77	658,770
Phoenix Spectrum Edge® Option 1	$ 2.04	37,467	$ 3.79	2,227,804	$ 9.07	274,810	$ 3.76	318,187
Phoenix Spectrum Edge® Option 2	$ 2.00	155,292	$ 3.70	6,463,499	$ 8.84	712,793	$ 3.66	706,522
Phoenix Spectrum Edge® Option 3	$ 1.97	6,483	$ 3.60	445,343	$ 8.61	81,890	$ 3.57	29,149
Phoenix Spectrum Edge® Option 4	$ -	-	$ 3.66	4,121	$ 8.76	74	$ 3.63	767
Phoenix Spectrum Edge® + Option 1	$ 2.01	813,419	$ 0.88	9,673,526	$ 1.46	1,884,553	$ 1.69	19,788
Phoenix Spectrum Edge® + Option 2	$ 1.98	2,355,732	$ 0.86	28,938,320	$ 1.44	5,404,674	$ 1.66	22,682
Retirement Planner's Edge	$ 1.97	28,712	$ 2.56	224,299	$ 12.35	56,648	$ 2.32	392,660
The Big Edge Choice®	$ 1.97	164,186	$ 2.31	1,059,525	$ 7.65	381,346	$ 2.19	6,889,657
The Phoenix Edge® – VA Option 1	$ 2.08	137,535	$ 2.85	499,536	$ 13.49	54,822	$ 2.46	1,667,177
The Phoenix Edge® – VA Option 2	$ 2.00	99,005	$ 2.60	226,390	$ 12.49	38,707	$ 2.30	973,025
The Phoenix Edge® – VA Option 3	$ 1.98	12,720	$ 2.42	114,626	$ 11.70	10,990	$ 2.25	226,457
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares
Assets:
Investments at fair value	$ 26,166,868		$ 35,115,138		$ 49,709,314		$ 33,670,021
Total assets	$ 26,166,868		$ 35,115,138		$ 49,709,314		$ 33,670,021
Total net assets	$ 26,166,868		$ 35,115,138		$ 49,709,314		$ 33,670,021
Net assets:
Accumulation units	$ 26,110,492		$ 35,091,435		$ 49,522,849		$ 29,511,154
Contracts in payout (annuitization) period	$ 56,376		$ 23,703		$ 186,465		$ 4,158,867
Total net assets	$ 26,166,868		$ 35,115,138		$ 49,709,314		$ 33,670,021
Units outstanding	2,291,031		12,632,365		20,344,800		12,112,390
Investment shares held	980,033		2,709,501		5,700,609		3,256,288
Investments at cost	$ 15,509,642		$ 37,088,737		$ 52,722,016		$ 36,586,812
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ -	-	$ -	-	$ 4.70	4,390	$ -	-
Freedom Edge®	$ 4.34	18,854	$ 2.62	11,019	$ 1.81	101,643	$ 2.01	17,870
Phoenix Dimensions® Option 1	$ 4.03	18,384	$ 1.88	577,331	$ 1.73	978,924	$ 1.74	55,455
Phoenix Dimensions® Option 2	$ -	-	$ 1.82	201,989	$ 1.67	288,162	$ 1.68	14,494
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ -	-	$ 1.68	164
Phoenix Dimensions® Option 4	$ 3.76	3,860	$ 1.75	106,816	$ 1.61	93,215	$ 1.62	8,559
Phoenix Income Choice®	$ 12.14	1,393	$ 6.10	223	$ 4.55	9,334	$ 3.46	93,584
Phoenix Income Choice® with GPAF	$ -	-	$ -	-	$ -	-	$ 1.58	2,355,078
Phoenix Investor’s Edge® Option 1	$ 11.36	19,233	$ 5.73	127,831	$ 4.14	459,760	$ 3.46	147,393
Phoenix Investor’s Edge® Option 2	$ 11.08	26,630	$ 5.59	108,753	$ 4.04	160,369	$ 3.37	204,987
Phoenix Investor’s Edge® Option 3	$ 10.81	1,808	$ 5.44	12,475	$ 3.93	3,125	$ 3.28	12,711
Phoenix Investor’s Edge® Option 4	$ 10.99	1,219	$ 5.54	1,410	$ 4.00	7,735	$ 3.34	376
Phoenix Premium Edge®	$ 11.45	250,830	$ 6.02	376,191	$ 4.51	775,951	$ 2.88	936,137
Phoenix Spectrum Edge® Option 1	$ 12.45	191,863	$ 6.30	484,272	$ 4.56	722,699	$ 3.81	1,053,348
Phoenix Spectrum Edge® Option 2	$ 12.14	279,528	$ 6.14	1,389,145	$ 4.44	1,683,201	$ 3.71	2,430,864
Phoenix Spectrum Edge® Option 3	$ 11.84	81,641	$ 5.99	86,694	$ 4.33	91,354	$ 3.61	214,922
Phoenix Spectrum Edge® Option 4	$ 12.04	260	$ 6.09	1,021	$ 4.40	3,690	$ 3.68	3,585
Phoenix Spectrum Edge® + Option 1	$ 2.72	59,531	$ 1.39	2,200,288	$ 1.59	3,409,313	$ 1.35	39,714
Phoenix Spectrum Edge® + Option 2	$ 2.67	68,657	$ 1.36	6,031,514	$ 1.57	8,604,272	$ -	-
Retirement Planner's Edge	$ 11.84	82,716	$ 6.41	64,985	$ 4.85	197,061	$ 3.21	209,677
The Big Edge Choice®	$ 11.89	553,773	$ 6.93	390,565	$ 3.01	1,940,477	$ 2.05	2,746,316
The Phoenix Edge® – VA Option 1	$ 12.86	340,945	$ 7.60	194,590	$ 5.40	365,091	$ 3.54	859,492
The Phoenix Edge® – VA Option 2	$ 12.14	254,609	$ 6.61	145,665	$ 5.04	240,523	$ 3.26	519,546
The Phoenix Edge® – VA Option 3	$ 11.94	35,297	$ 6.90	119,588	$ 4.70	204,511	$ 3.33	188,118
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International		Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 13,032,147		$ 35,831,215		$ 4,829,617		$ 29,649,902
Total assets	$ 13,032,147		$ 35,831,215		$ 4,829,617		$ 29,649,902
Total net assets	$ 13,032,147		$ 35,831,215		$ 4,829,617		$ 29,649,902
Net assets:
Accumulation units	$ 12,947,277		$ 35,762,919		$ 4,825,503		$ 29,552,980
Contracts in payout (annuitization) period	$ 84,870		$ 68,296		$ 4,114		$ 96,922
Total net assets	$ 13,032,147		$ 35,831,215		$ 4,829,617		$ 29,649,902
Units outstanding	3,889,782		11,118,614		859,443		4,065,130
Investment shares held	1,161,510		1,614,019		295,932		1,432,362
Investments at cost	$ 16,485,623		$ 39,292,222		$ 5,240,063		$ 29,672,209
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ 4.59	957	$ -	-	$ -	-	$ -	-
Freedom Edge®	$ 1.82	29,909	$ 3.28	6,076	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 1.69	36,669	$ 2.12	300,829	$ 2.30	28,129	$ 2.41	23,404
Phoenix Dimensions® Option 2	$ -	-	$ 2.05	156,144	$ 2.22	14,263	$ 2.33	51,749
Phoenix Dimensions® Option 3	$ -	-	$ 2.05	67	$ -	-	$ 2.33	88
Phoenix Dimensions® Option 4	$ -	-	$ 1.98	64,624	$ 2.15	751	$ -	-
Phoenix Income Choice®	$ -	-	$ 5.93	1,253	$ -	-	$ 6.65	1,542
Phoenix Investor’s Edge® Option 1	$ 3.48	17,464	$ 6.63	68,486	$ 6.05	17,441	$ 6.54	24,347
Phoenix Investor’s Edge® Option 2	$ 3.39	12,875	$ 6.46	52,021	$ 5.89	4,647	$ 6.37	14,884
Phoenix Investor’s Edge® Option 3	$ 3.30	5,423	$ 6.30	463	$ -	-	$ 6.21	2,128
Phoenix Investor’s Edge® Option 4	$ 3.36	1,098	$ 6.41	587	$ 5.84	734	$ -	-
Phoenix Premium Edge®	$ 3.43	187,017	$ 3.77	390,719	$ 6.38	91,021	$ 7.35	188,832
Phoenix Spectrum Edge® Option 1	$ 3.82	97,943	$ 7.29	388,697	$ 6.65	90,493	$ 7.19	181,770
Phoenix Spectrum Edge® Option 2	$ 3.73	145,184	$ 7.11	853,784	$ 6.48	102,592	$ 7.01	203,579
Phoenix Spectrum Edge® Option 3	$ 3.63	6,471	$ 6.93	78,125	$ 6.31	23,652	$ 6.83	32,777
Phoenix Spectrum Edge® Option 4	$ -	-	$ 7.05	69	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.44	32,368	$ 1.21	1,753,772	$ 1.51	59,258	$ 1.91	22,906
Phoenix Spectrum Edge® + Option 2	$ 1.41	14,606	$ 1.19	4,666,859	$ 1.49	34,578	$ 1.88	49,801
Retirement Planner's Edge	$ 3.76	28,596	$ 5.95	46,910	$ 8.21	17,468	$ 7.42	66,155
The Big Edge Choice®	$ 3.13	2,539,955	$ 6.67	1,707,959	$ 4.77	235,055	$ 7.46	2,399,107
The Phoenix Edge® – VA Option 1	$ 4.31	484,920	$ 6.56	361,917	$ 8.80	94,501	$ 8.11	513,109
The Phoenix Edge® – VA Option 2	$ 3.95	235,817	$ 5.99	174,922	$ 8.06	39,927	$ 7.52	240,087
The Phoenix Edge® – VA Option 3	$ 3.84	12,510	$ 5.86	44,331	$ 7.76	4,933	$ 7.44	48,865
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
	AB VPS Balanced Wealth Strategy Portfolio – Class B	Alger Capital Appreciation Portfolio – Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A
Income:
Dividends	$ 98,646	$ 2,597	$ 29,227	$ 379,837
Expenses:
Mortality and expense fees	80,877	36,920	28,501	261,559
Administrative fees	7,377	4,111	3,164	27,714
Net investment income (loss)	10,392	(38,434)	(2,438)	90,564
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(18,991)	203,257	(102,960)	848,479
Realized gain distributions	441,468	497,038	151,440	1,963,023
Realized gain (loss)	422,477	700,295	48,480	2,811,502
Change in unrealized appreciation (depreciation) during the year	(858,404)	(673,849)	(356,257)	(3,982,569)
Net increase (decrease) in net assets from operations	$ (425,535)	$ (11,988)	$ (310,215)	$ (1,080,503)

	DWS Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares
Income:
Dividends	$ 5,142	$ 985,953	$ 283,017	$ 531,110
Expenses:
Mortality and expense fees	6,595	458,506	278,598	79,531
Administrative fees	671	50,157	28,930	8,027
Net investment income (loss)	(2,124)	477,290	(24,511)	443,552
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	11,421	(441,647)	-	(70,299)
Realized gain distributions	36,494	-	-	-
Realized gain (loss)	47,915	(441,647)	-	(70,299)
Change in unrealized appreciation (depreciation) during the year	(106,042)	(439,038)	-	(659,619)
Net increase (decrease) in net assets from operations	$ (60,251)	$ (403,395)	$ (24,511)	$ (286,366)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Income:
Dividends	$ 140,832	$ 71,424	$ 19,329	$ 578,818
Expenses:
Mortality and expense fees	280,664	746,241	155,154	298,329
Administrative fees	29,641	78,239	16,532	30,898
Net investment income (loss)	(169,473)	(753,056)	(152,357)	249,591
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	587,610	7,473,432	222,914	8,004
Realized gain distributions	2,022,560	3,705,233	1,843,802	155,540
Realized gain (loss)	2,610,170	11,178,665	2,066,716	163,544
Change in unrealized appreciation (depreciation) during the year	(4,067,715)	(3,369,781)	(1,995,979)	(926,493)
Net increase (decrease) in net assets from operations	$ (1,627,018)	$ 7,055,828	$ (81,620)	$ (513,358)

	Franklin Flex Cap Growth VIP Fund – Class 2	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2	Guggenheim VT Long Short Equity Fund
Income:
Dividends	$ -	$ 1,036,237	$ 593,117	$ -
Expenses:
Mortality and expense fees	2,527	282,268	334,661	6,038
Administrative fees	256	27,110	32,873	596
Net investment income (loss)	(2,783)	726,859	225,583	(6,634)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(13,845)	(403,706)	598,604	54,894
Realized gain distributions	32,794	-	923,556	63,865
Realized gain (loss)	18,949	(403,706)	1,522,160	118,759
Change in unrealized appreciation (depreciation) during the year	(27,984)	(1,476,791)	(4,211,855)	(177,690)
Net increase (decrease) in net assets from operations	$ (11,818)	$ (1,153,638)	$ (2,464,112)	$ (65,565)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Income:
Dividends	$ -	$ 25,192	$ 43,942	$ 6,034
Expenses:
Mortality and expense fees	166,983	32,729	27,606	15,554
Administrative fees	18,500	3,573	2,653	1,547
Net investment income (loss)	(185,483)	(11,110)	13,683	(11,067)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	725,854	61,676	(414)	1,829
Realized gain distributions	899,890	180,430	97,632	166,983
Realized gain (loss)	1,625,744	242,106	97,218	168,812
Change in unrealized appreciation (depreciation) during the year	(1,867,266)	(515,929)	(352,205)	(298,985)
Net increase (decrease) in net assets from operations	$ (427,005)	$ (284,933)	$ (241,304)	$ (141,240)

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Income:
Dividends	$ 81	$ 204,726	$ 481,735	$ 18,597
Expenses:
Mortality and expense fees	5,556	60,873	417,385	36,192
Administrative fees	581	6,127	45,703	3,690
Net investment income (loss)	(6,056)	137,726	18,647	(21,285)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(9,641)	3,421	188,965	43,384
Realized gain distributions	46,264	104,502	2,776,394	88,912
Realized gain (loss)	36,623	107,923	2,965,359	132,296
Change in unrealized appreciation (depreciation) during the year	(95,821)	(506,938)	(6,214,925)	(563,135)
Net increase (decrease) in net assets from operations	$ (65,254)	$ (261,289)	$ (3,230,919)	$ (452,124)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 114,695	$ 432,926	$ 179,489	$ 425,334
Expenses:
Mortality and expense fees	107,517	302,021	142,817	260,698
Administrative fees	11,615	29,892	14,499	26,575
Net investment income (loss)	(4,437)	101,013	22,173	138,061
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	303,939	163,889	202,461	(14,738)
Realized gain distributions	675,973	1,947,557	1,012,917	779,812
Realized gain (loss)	979,912	2,111,446	1,215,378	765,074
Change in unrealized appreciation (depreciation) during the year	(1,876,797)	(3,983,412)	(2,275,991)	(2,071,370)
Net increase (decrease) in net assets from operations	$ (901,322)	$ (1,770,953)	$ (1,038,440)	$ (1,168,235)

	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Fund/VA – Service Shares
Income:
Dividends	$ 124,614	$ -	$ -	$ 10,980
Expenses:
Mortality and expense fees	403,348	6,896	7,576	17,269
Administrative fees	41,761	714	803	1,766
Net investment income (loss)	(320,495)	(7,610)	(8,379)	(8,055)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	257,613	11,152	5,526	62,020
Realized gain distributions	3,009,682	52,905	50,160	102,409
Realized gain (loss)	3,267,295	64,057	55,686	164,429
Change in unrealized appreciation (depreciation) during the year	(5,289,719)	(117,359)	(79,972)	(336,077)
Net increase (decrease) in net assets from operations	$ (2,342,919)	$ (60,912)	$ (32,665)	$ (179,703)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class
Income:
Dividends	$ 12,804	$ 329,903	$ 40,891	$ 107,881
Expenses:
Mortality and expense fees	264,257	203,535	20,432	52,729
Administrative fees	27,439	20,971	2,161	5,562
Net investment income (loss)	(278,892)	105,397	18,298	49,590
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	514,325	(367,631)	(6,861)	7,011
Realized gain distributions	2,794,575	-	-	52,568
Realized gain (loss)	3,308,900	(367,631)	(6,861)	59,579
Change in unrealized appreciation (depreciation) during the year	(5,119,114)	(2,283,489)	(74,865)	(200,417)
Net increase (decrease) in net assets from operations	$ (2,089,106)	$ (2,545,723)	$ (63,428)	$ (91,248)

	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2
Income:
Dividends	$ -	$ 893	$ 20,520	$ 159,930
Expenses:
Mortality and expense fees	2,256	6,762	28,166	70,080
Administrative fees	215	612	2,908	7,520
Net investment income (loss)	(2,471)	(6,481)	(10,554)	82,330
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(126,787)	6,044	(50,522)	(24,324)
Realized gain distributions	-	32,822	-	-
Realized gain (loss)	(126,787)	38,866	(50,522)	(24,324)
Change in unrealized appreciation (depreciation) during the year	135,959	(87,242)	(355,759)	(1,073,320)
Net increase (decrease) in net assets from operations	$ 6,701	$ (54,857)	$ (416,835)	$ (1,015,314)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Templeton Growth VIP Fund – Class 2	TVST Touchstone Balanced Fund	TVST Touchstone Bond Fund	TVST Touchstone Common Stock Fund
Income:
Dividends	$ 493,795	$ 10,640	$ 408,377	$ 852,740
Expenses:
Mortality and expense fees	319,698	12,478	215,663	860,689
Administrative fees	31,057	1,289	22,193	88,190
Net investment income (loss)	143,040	(3,127)	170,521	(96,139)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	356,704	40,357	(137,363)	3,877,755
Realized gain distributions	2,091,299	257,779	-	35,028,339
Realized gain (loss)	2,448,003	298,136	(137,363)	38,906,094
Change in unrealized appreciation (depreciation) during the year	(6,429,909)	(364,293)	(630,055)	(44,394,457)
Net increase (decrease) in net assets from operations	$ (3,838,866)	$ (69,284)	$ (596,897)	$ (5,584,502)

	TVST Touchstone Small Company Fund	Virtus Duff & Phelps International Series – Class A Shares	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	Virtus KAR Capital Growth Series – Class A Shares
Income:
Dividends	$ -	$ 2,897,985	$ 508,957	$ -
Expenses:
Mortality and expense fees	136,530	1,220,745	387,313	408,975
Administrative fees	14,150	129,648	40,609	43,702
Net investment income (loss)	(150,680)	1,547,592	81,035	(452,677)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	599,353	(591,913)	(251,226)	985,728
Realized gain distributions	1,186,469	-	2,356,955	3,782,572
Realized gain (loss)	1,785,822	(591,913)	2,105,729	4,768,300
Change in unrealized appreciation (depreciation) during the year	(2,402,737)	(18,571,603)	(4,691,603)	(6,662,905)
Net increase (decrease) in net assets from operations	$ (767,595)	$ (17,615,924)	$ (2,504,839)	$ (2,347,282)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Virtus KAR Small-Cap Growth Series – Class A Shares	Virtus KAR Small-Cap Value Series – Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	Virtus Rampart Enhanced Core Equity Series – Class A Shares
Income:
Dividends	$ -	$ 379,153	$ 2,076,711	$ 399,125
Expenses:
Mortality and expense fees	341,014	523,733	665,727	515,368
Administrative fees	36,748	55,152	69,080	43,909
Net investment income (loss)	(377,762)	(199,732)	1,341,904	(160,152)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	889,505	217,782	(19,037)	(142,436)
Realized gain distributions	4,773,384	4,120,193	-	-
Realized gain (loss)	5,662,889	4,337,975	(19,037)	(142,436)
Change in unrealized appreciation (depreciation) during the year	(2,400,927)	(11,374,733)	(3,540,847)	(5,348,392)
Net increase (decrease) in net assets from operations	$ 2,884,200	$ (7,236,490)	$ (2,217,980)	$ (5,650,980)

	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger Select	Wanger USA
Income:
Dividends	$ 203,591	$ 898,975	$ 9,798	$ 33,003
Expenses:
Mortality and expense fees	179,870	529,773	72,517	419,340
Administrative fees	19,120	56,010	7,878	44,387
Net investment income (loss)	4,601	313,192	(70,597)	(430,724)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(108,842)	679,608	67,530	239,147
Realized gain distributions	568,766	5,018,122	717,311	8,123,187
Realized gain (loss)	459,924	5,697,730	784,841	8,362,334
Change in unrealized appreciation (depreciation) during the year	(1,438,155)	(14,329,024)	(1,392,010)	(8,380,840)
Net increase (decrease) in net assets from operations	$ (973,630)	$ (8,318,102)	$ (677,766)	$ (449,230)
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 10,392	$ 18,264	$ (38,434)	$ (34,309)
Realized gains (losses)	422,477	13,529	700,295	462,828
Unrealized appreciation (depreciation) during the year	(858,404)	751,657	(673,849)	373,465
Net increase (decrease) in net assets from operations	(425,535)	783,450	(11,988)	801,984
Contract transactions:
Payments received from contract owners	326,938	11,420	1,265	5,666
Transfers between investment options (including GIA/MVA), net	(167,222)	117,091	(55,316)	(129,469)
Transfers for contract benefits and terminations	(844,953)	(789,820)	(394,924)	(296,714)
Contract maintenance charges	(54,227)	(55,500)	(2,247)	(2,295)
Adjustments to net assets allocated to contracts in payout period	19	(164)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(739,445)	(716,973)	(451,222)	(422,812)
Total increase (decrease) in net assets	(1,164,980)	66,477	(463,210)	379,172
Net assets at beginning of period	6,052,404	5,985,927	3,245,513	2,866,341
Net assets at end of period	$ 4,887,424	$ 6,052,404	$ 2,782,303	$ 3,245,513

	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		DWS Equity 500 Index VIP – Class A
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (2,438)	$ (13,348)	$ 90,564	$ 113,960
Realized gains (losses)	48,480	136,187	2,811,502	2,709,805
Unrealized appreciation (depreciation) during the year	(356,257)	193,242	(3,982,569)	1,408,895
Net increase (decrease) in net assets from operations	(310,215)	316,081	(1,080,503)	4,232,660
Contract transactions:
Payments received from contract owners	3,505	24,199	57,462	326,728
Transfers between investment options (including GIA/MVA), net	20,695	(15,285)	(930,908)	(701,881)
Transfers for contract benefits and terminations	(142,827)	(252,904)	(2,249,351)	(3,872,064)
Contract maintenance charges	(1,776)	(2,413)	(57,807)	(71,489)
Adjustments to net assets allocated to contracts in payout period	-	-	(3,362)	(3,978)
Net increase (decrease) in net assets resulting from contract transactions	(120,403)	(246,403)	(3,183,966)	(4,322,684)
Total increase (decrease) in net assets	(430,618)	69,678	(4,264,469)	(90,024)
Net assets at beginning of period	2,440,040	2,370,362	23,434,857	23,524,881
Net assets at end of period	$ 2,009,422	$ 2,440,040	$ 19,170,388	$ 23,434,857
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	DWS Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (2,124)	$ (1,927)	$ 477,290	$ 511,302
Realized gains (losses)	47,915	21,092	(441,647)	(319,250)
Unrealized appreciation (depreciation) during the year	(106,042)	39,342	(439,038)	113,452
Net increase (decrease) in net assets from operations	(60,251)	58,507	(403,395)	305,504
Contract transactions:
Payments received from contract owners	692	1,353	222,350	295,641
Transfers between investment options (including GIA/MVA), net	7,088	37,143	318,344	2,013,526
Transfers for contract benefits and terminations	(22,088)	(75,574)	(4,649,040)	(7,785,018)
Contract maintenance charges	(895)	(881)	(153,669)	(177,122)
Adjustments to net assets allocated to contracts in payout period	-	-	(6,534)	(4,426)
Net increase (decrease) in net assets resulting from contract transactions	(15,203)	(37,959)	(4,268,549)	(5,657,399)
Total increase (decrease) in net assets	(75,454)	20,548	(4,671,944)	(5,351,895)
Net assets at beginning of period	497,891	477,343	42,595,147	47,947,042
Net assets at end of period	$ 422,437	$ 497,891	$ 37,923,203	$ 42,595,147

	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (24,511)	$ (277,857)	$ 443,552	$ 390,047
Realized gains (losses)	-	-	(70,299)	(31,390)
Unrealized appreciation (depreciation) during the year	-	-	(659,619)	39,803
Net increase (decrease) in net assets from operations	(24,511)	(277,857)	(286,366)	398,460
Contract transactions:
Payments received from contract owners	1,135,507	228,616	38,568	15,386
Transfers between investment options (including GIA/MVA), net	3,918,290	4,449,475	(316,728)	(549,756)
Transfers for contract benefits and terminations	(8,558,327)	(8,865,069)	(642,721)	(1,108,518)
Contract maintenance charges	(125,752)	(137,435)	(15,872)	(16,509)
Adjustments to net assets allocated to contracts in payout period	(1,649)	(1,818)	(268)	(52)
Net increase (decrease) in net assets resulting from contract transactions	(3,631,931)	(4,326,231)	(937,021)	(1,659,449)
Total increase (decrease) in net assets	(3,656,442)	(4,604,088)	(1,223,387)	(1,260,989)
Net assets at beginning of period	25,475,448	30,079,536	6,852,762	8,113,751
Net assets at end of period	$ 21,819,006	$ 25,475,448	$ 5,629,375	$ 6,852,762
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (169,473)	$ (104,077)	$ (753,056)	$ (710,355)
Realized gains (losses)	2,610,170	2,087,937	11,178,665	12,294,348
Unrealized appreciation (depreciation) during the year	(4,067,715)	2,493,964	(3,369,781)	6,262,724
Net increase (decrease) in net assets from operations	(1,627,018)	4,477,824	7,055,828	17,846,717
Contract transactions:
Payments received from contract owners	109,466	230,682	346,847	401,517
Transfers between investment options (including GIA/MVA), net	(720,099)	(729,536)	(8,030,604)	(4,763,157)
Transfers for contract benefits and terminations	(2,070,915)	(2,633,460)	(8,422,862)	(10,132,507)
Contract maintenance charges	(29,624)	(28,047)	(381,694)	(446,320)
Adjustments to net assets allocated to contracts in payout period	2,434	3,229	900	(1,241)
Net increase (decrease) in net assets resulting from contract transactions	(2,708,738)	(3,157,132)	(16,487,413)	(14,941,708)
Total increase (decrease) in net assets	(4,335,756)	1,320,692	(9,431,585)	2,905,009
Net assets at beginning of period	24,683,466	23,362,774	63,097,960	60,192,951
Net assets at end of period	$ 20,347,710	$ 24,683,466	$ 53,666,375	$ 63,097,960

	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (152,357)	$ (143,407)	$ 249,591	$ 256,807
Realized gains (losses)	2,066,716	1,558,116	163,544	189,495
Unrealized appreciation (depreciation) during the year	(1,995,979)	2,050,242	(926,493)	295,515
Net increase (decrease) in net assets from operations	(81,620)	3,464,951	(513,358)	741,817
Contract transactions:
Payments received from contract owners	72,617	29,807	139,205	169,062
Transfers between investment options (including GIA/MVA), net	(288,532)	(131,446)	1,552,534	1,918,097
Transfers for contract benefits and terminations	(1,000,732)	(1,375,082)	(3,460,671)	(3,819,391)
Contract maintenance charges	(33,410)	(35,642)	(195,190)	(231,501)
Adjustments to net assets allocated to contracts in payout period	(2,742)	(86)	842	(24)
Net increase (decrease) in net assets resulting from contract transactions	(1,252,799)	(1,512,449)	(1,963,280)	(1,963,757)
Total increase (decrease) in net assets	(1,334,419)	1,952,502	(2,476,638)	(1,221,940)
Net assets at beginning of period	12,817,936	10,865,434	25,994,998	27,216,938
Net assets at end of period	$ 11,483,517	$ 12,817,936	$ 23,518,360	$ 25,994,998
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (2,783)	$ (2,094)	$ 726,859	$ 685,956
Realized gains (losses)	18,949	600	(403,706)	(203,138)
Unrealized appreciation (depreciation) during the year	(27,984)	34,587	(1,476,791)	1,472,756
Net increase (decrease) in net assets from operations	(11,818)	33,093	(1,153,638)	1,955,574
Contract transactions:
Payments received from contract owners	4,639	4,983	177,197	241,277
Transfers between investment options (including GIA/MVA), net	38,752	5,505	(1,487,763)	485,524
Transfers for contract benefits and terminations	(13,652)	(9,258)	(3,680,682)	(3,853,578)
Contract maintenance charges	(248)	(175)	(172,038)	(189,905)
Adjustments to net assets allocated to contracts in payout period	417	277	(16)	108
Net increase (decrease) in net assets resulting from contract transactions	29,908	1,332	(5,163,302)	(3,316,574)
Total increase (decrease) in net assets	18,090	34,425	(6,316,940)	(1,361,000)
Net assets at beginning of period	165,732	131,307	24,133,097	25,494,097
Net assets at end of period	$ 183,822	$ 165,732	$ 17,816,157	$ 24,133,097

	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 225,583	$ 250,498	$ (6,634)	$ (5,954)
Realized gains (losses)	1,522,160	1,871,683	118,759	16,237
Unrealized appreciation (depreciation) during the year	(4,211,855)	(110,415)	(177,690)	63,974
Net increase (decrease) in net assets from operations	(2,464,112)	2,011,766	(65,565)	74,257
Contract transactions:
Payments received from contract owners	159,512	250,569	83	92
Transfers between investment options (including GIA/MVA), net	(641,956)	535,218	(38,929)	3,630
Transfers for contract benefits and terminations	(4,181,304)	(4,560,238)	(153,369)	(37,842)
Contract maintenance charges	(170,236)	(185,365)	(2,313)	(2,439)
Adjustments to net assets allocated to contracts in payout period	355	3,891	-	-
Net increase (decrease) in net assets resulting from contract transactions	(4,833,629)	(3,955,925)	(194,528)	(36,559)
Total increase (decrease) in net assets	(7,297,741)	(1,944,159)	(260,093)	37,698
Net assets at beginning of period	28,876,813	30,820,972	619,317	581,619
Net assets at end of period	$ 21,579,072	$ 28,876,813	$ 359,224	$ 619,317
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (185,483)	$ (181,718)	$ (11,110)	$ (7,530)
Realized gains (losses)	1,625,744	2,328,198	242,106	244,072
Unrealized appreciation (depreciation) during the year	(1,867,266)	1,414,005	(515,929)	107,109
Net increase (decrease) in net assets from operations	(427,005)	3,560,485	(284,933)	343,651
Contract transactions:
Payments received from contract owners	30,004	103,040	10,526	21,216
Transfers between investment options (including GIA/MVA), net	(896,434)	(947,266)	22,418	(6,955)
Transfers for contract benefits and terminations	(1,471,904)	(2,788,073)	(312,817)	(432,388)
Contract maintenance charges	(53,096)	(62,106)	(12,098)	(13,924)
Adjustments to net assets allocated to contracts in payout period	(181)	(1,459)	(116)	(112)
Net increase (decrease) in net assets resulting from contract transactions	(2,391,611)	(3,695,864)	(292,087)	(432,163)
Total increase (decrease) in net assets	(2,818,616)	(135,379)	(577,020)	(88,512)
Net assets at beginning of period	14,938,611	15,073,990	3,007,473	3,095,985
Net assets at end of period	$ 12,119,995	$ 14,938,611	$ 2,430,453	$ 3,007,473

	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 13,683	$ (288)	$ (11,067)	$ (13,422)
Realized gains (losses)	97,218	52,192	168,812	40,387
Unrealized appreciation (depreciation) during the year	(352,205)	115,713	(298,985)	156,591
Net increase (decrease) in net assets from operations	(241,304)	167,617	(141,240)	183,556
Contract transactions:
Payments received from contract owners	1,428	9,243	680	794
Transfers between investment options (including GIA/MVA), net	304,370	89,923	(43,834)	2,370
Transfers for contract benefits and terminations	(79,125)	(150,601)	(291,418)	(301,085)
Contract maintenance charges	(4,932)	(3,947)	(3,340)	(3,644)
Adjustments to net assets allocated to contracts in payout period	-	-	(7)	(10)
Net increase (decrease) in net assets resulting from contract transactions	221,741	(55,382)	(337,919)	(301,575)
Total increase (decrease) in net assets	(19,563)	112,235	(479,159)	(118,019)
Net assets at beginning of period	1,951,704	1,839,469	1,413,644	1,531,663
Net assets at end of period	$ 1,932,141	$ 1,951,704	$ 934,485	$ 1,413,644
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (6,056)	$ (4,257)	$ 137,726	$ 131,477
Realized gains (losses)	36,623	37,025	107,923	106,855
Unrealized appreciation (depreciation) during the year	(95,821)	20,390	(506,938)	162,111
Net increase (decrease) in net assets from operations	(65,254)	53,158	(261,289)	400,443
Contract transactions:
Payments received from contract owners	20,467	339	113,371	126,124
Transfers between investment options (including GIA/MVA), net	(18,489)	(1,680)	105,030	(17,087)
Transfers for contract benefits and terminations	(18,739)	(19,388)	(528,743)	(966,413)
Contract maintenance charges	(929)	(1,095)	(6,105)	(9,323)
Adjustments to net assets allocated to contracts in payout period	(1,117)	-	(147)	-
Net increase (decrease) in net assets resulting from contract transactions	(18,807)	(21,824)	(316,594)	(866,699)
Total increase (decrease) in net assets	(84,061)	31,334	(577,883)	(466,256)
Net assets at beginning of period	473,491	442,157	5,005,064	5,471,320
Net assets at end of period	$ 389,430	$ 473,491	$ 4,427,181	$ 5,005,064

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 18,647	$ (3,218)	$ (21,285)	$ (26,495)
Realized gains (losses)	2,965,359	6,280,670	132,296	409,809
Unrealized appreciation (depreciation) during the year	(6,214,925)	(1,805,142)	(563,135)	(201,740)
Net increase (decrease) in net assets from operations	(3,230,919)	4,472,310	(452,124)	181,574
Contract transactions:
Payments received from contract owners	125,491	327,105	8,682	27,119
Transfers between investment options (including GIA/MVA), net	(395,140)	(1,111,529)	3,085	(25,435)
Transfers for contract benefits and terminations	(4,142,978)	(7,615,312)	(485,381)	(534,899)
Contract maintenance charges	(142,002)	(194,763)	(4,272)	(4,917)
Adjustments to net assets allocated to contracts in payout period	(3,126)	561	373	410
Net increase (decrease) in net assets resulting from contract transactions	(4,557,755)	(8,593,938)	(477,513)	(537,722)
Total increase (decrease) in net assets	(7,788,674)	(4,121,628)	(929,637)	(356,148)
Net assets at beginning of period	39,013,005	43,134,633	3,227,812	3,583,960
Net assets at end of period	$ 31,224,331	$ 39,013,005	$ 2,298,175	$ 3,227,812
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (4,437)	$ (10,990)	$ 101,013	$ 46,476
Realized gains (losses)	979,912	896,105	2,111,446	2,058,808
Unrealized appreciation (depreciation) during the year	(1,876,797)	782,521	(3,983,412)	889,982
Net increase (decrease) in net assets from operations	(901,322)	1,667,636	(1,770,953)	2,995,266
Contract transactions:
Payments received from contract owners	38,003	92,223	68,705	415,687
Transfers between investment options (including GIA/MVA), net	(299,066)	(160,979)	817,575	274,953
Transfers for contract benefits and terminations	(1,295,000)	(1,261,507)	(3,820,385)	(4,707,754)
Contract maintenance charges	(26,163)	(34,328)	(213,328)	(243,741)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(1,582,226)	(1,364,591)	(3,147,433)	(4,260,855)
Total increase (decrease) in net assets	(2,483,548)	303,045	(4,918,386)	(1,265,589)
Net assets at beginning of period	10,125,123	9,822,078	26,288,883	27,554,472
Net assets at end of period	$ 7,641,575	$ 10,125,123	$ 21,370,497	$ 26,288,883

	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 22,173	$ (5,675)	$ 138,061	$ 66,103
Realized gains (losses)	1,215,378	954,436	765,074	1,151,609
Unrealized appreciation (depreciation) during the year	(2,275,991)	860,607	(2,071,370)	701,693
Net increase (decrease) in net assets from operations	(1,038,440)	1,809,368	(1,168,235)	1,919,405
Contract transactions:
Payments received from contract owners	84,965	264,285	479,641	121,067
Transfers between investment options (including GIA/MVA), net	(363,256)	(18,386)	2,077,893	252,300
Transfers for contract benefits and terminations	(1,198,230)	(1,673,678)	(3,596,041)	(4,238,542)
Contract maintenance charges	(74,423)	(87,124)	(160,918)	(175,530)
Adjustments to net assets allocated to contracts in payout period	91	(3,700)	32	34
Net increase (decrease) in net assets resulting from contract transactions	(1,550,853)	(1,518,603)	(1,199,393)	(4,040,671)
Total increase (decrease) in net assets	(2,589,293)	290,765	(2,367,628)	(2,121,266)
Net assets at beginning of period	12,513,225	12,222,460	22,284,541	24,405,807
Net assets at end of period	$ 9,923,932	$ 12,513,225	$ 19,916,913	$ 22,284,541
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (320,495)	$ (376,621)	$ (7,610)	$ (5,262)
Realized gains (losses)	3,267,295	4,759,829	64,057	12,831
Unrealized appreciation (depreciation) during the year	(5,289,719)	2,970,249	(117,359)	72,128
Net increase (decrease) in net assets from operations	(2,342,919)	7,353,457	(60,912)	79,697
Contract transactions:
Payments received from contract owners	245,686	219,396	77,064	2,001
Transfers between investment options (including GIA/MVA), net	(1,923,027)	(1,458,009)	208,797	48,806
Transfers for contract benefits and terminations	(4,920,496)	(4,997,913)	(101,638)	(31,786)
Contract maintenance charges	(250,248)	(291,600)	(875)	(571)
Adjustments to net assets allocated to contracts in payout period	547	(217)	(4,331)	-
Net increase (decrease) in net assets resulting from contract transactions	(6,847,538)	(6,528,343)	179,017	18,450
Total increase (decrease) in net assets	(9,190,457)	825,114	118,105	98,147
Net assets at beginning of period	35,749,284	34,924,170	442,762	344,615
Net assets at end of period	$ 26,558,827	$ 35,749,284	$ 560,867	$ 442,762

	Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (8,379)	$ (8,908)	$ (8,055)	$ (8,607)
Realized gains (losses)	55,686	79,322	164,429	49,582
Unrealized appreciation (depreciation) during the year	(79,972)	81,945	(336,077)	384,573
Net increase (decrease) in net assets from operations	(32,665)	152,359	(179,703)	425,548
Contract transactions:
Payments received from contract owners	13	2,000	54,100	24,609
Transfers between investment options (including GIA/MVA), net	(6,318)	(3,910)	35,330	43,823
Transfers for contract benefits and terminations	(128,980)	(80,813)	(351,831)	(285,305)
Contract maintenance charges	(751)	(1,016)	(1,815)	(3,341)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(136,036)	(83,739)	(264,216)	(220,214)
Total increase (decrease) in net assets	(168,701)	68,620	(443,919)	205,334
Net assets at beginning of period	691,690	623,070	1,467,176	1,261,842
Net assets at end of period	$ 522,989	$ 691,690	$ 1,023,257	$ 1,467,176
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (278,892)	$ (162,480)	$ 105,397	$ 1,669,890
Realized gains (losses)	3,308,900	2,383,047	(367,631)	(512,134)
Unrealized appreciation (depreciation) during the year	(5,119,114)	569,664	(2,283,489)	(1,047,249)
Net increase (decrease) in net assets from operations	(2,089,106)	2,790,231	(2,545,723)	110,507
Contract transactions:
Payments received from contract owners	144,814	165,941	116,511	104,703
Transfers between investment options (including GIA/MVA), net	(623,933)	(1,623,601)	1,064,451	1,350,405
Transfers for contract benefits and terminations	(3,283,250)	(3,563,934)	(2,503,626)	(2,405,177)
Contract maintenance charges	(158,251)	(189,571)	(133,104)	(152,212)
Adjustments to net assets allocated to contracts in payout period	307	(120)	535	(114)
Net increase (decrease) in net assets resulting from contract transactions	(3,920,313)	(5,211,285)	(1,455,233)	(1,102,395)
Total increase (decrease) in net assets	(6,009,419)	(2,421,054)	(4,000,956)	(991,888)
Net assets at beginning of period	22,919,312	25,340,366	17,797,666	18,789,554
Net assets at end of period	$ 16,909,893	$ 22,919,312	$ 13,796,710	$ 17,797,666

	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 18,298	$ 18,128	$ 49,590	$ 30,087
Realized gains (losses)	(6,861)	1,122	59,579	45,255
Unrealized appreciation (depreciation) during the year	(74,865)	21,294	(200,417)	100,591
Net increase (decrease) in net assets from operations	(63,428)	40,544	(91,248)	175,933
Contract transactions:
Payments received from contract owners	10,162	1,638	75,923	38,662
Transfers between investment options (including GIA/MVA), net	(31,790)	485,381	69,168	(147,251)
Transfers for contract benefits and terminations	(177,750)	(429,313)	(432,028)	(974,523)
Contract maintenance charges	(1,202)	(2,255)	(5,837)	(6,877)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(200,580)	55,451	(292,774)	(1,089,989)
Total increase (decrease) in net assets	(264,008)	95,995	(384,022)	(914,056)
Net assets at beginning of period	1,866,845	1,770,850	4,664,895	5,578,951
Net assets at end of period	$ 1,602,837	$ 1,866,845	$ 4,280,873	$ 4,664,895
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (2,471)	$ (3,092)	$ (6,481)	$ (7,434)
Realized gains (losses)	(126,787)	(124,873)	38,866	119,018
Unrealized appreciation (depreciation) during the year	135,959	104,243	(87,242)	20,731
Net increase (decrease) in net assets from operations	6,701	(23,722)	(54,857)	132,315
Contract transactions:
Payments received from contract owners	-	-	-	-
Transfers between investment options (including GIA/MVA), net	3,508	7,933	(2,976)	(82,274)
Transfers for contract benefits and terminations	(60,921)	(53,773)	(3,471)	(66,826)
Contract maintenance charges	(481)	(670)	(1,039)	(989)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(57,894)	(46,510)	(7,486)	(150,089)
Total increase (decrease) in net assets	(51,193)	(70,232)	(62,343)	(17,774)
Net assets at beginning of period	201,181	271,413	479,067	496,841
Net assets at end of period	$ 149,988	$ 201,181	$ 416,724	$ 479,067

	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (10,554)	$ (10,179)	$ 82,330	$ 85,907
Realized gains (losses)	(50,522)	6,798	(24,324)	111,932
Unrealized appreciation (depreciation) during the year	(355,759)	787,989	(1,073,320)	751,033
Net increase (decrease) in net assets from operations	(416,835)	784,608	(1,015,314)	948,872
Contract transactions:
Payments received from contract owners	6,758	35,029	75,339	72,814
Transfers between investment options (including GIA/MVA), net	(24,285)	(44,938)	4,823	(119,793)
Transfers for contract benefits and terminations	(258,333)	(343,268)	(733,268)	(837,787)
Contract maintenance charges	(2,279)	(2,653)	(9,622)	(11,154)
Adjustments to net assets allocated to contracts in payout period	(1)	9	93	(135)
Net increase (decrease) in net assets resulting from contract transactions	(278,140)	(355,821)	(662,635)	(896,055)
Total increase (decrease) in net assets	(694,975)	428,787	(1,677,949)	52,817
Net assets at beginning of period	2,545,263	2,116,476	6,643,543	6,590,726
Net assets at end of period	$ 1,850,288	$ 2,545,263	$ 4,965,594	$ 6,643,543
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Templeton Growth VIP Fund – Class 2		TVST Touchstone Balanced Fund
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 143,040	$ 62,059	$ (3,127)	$ (13,459)
Realized gains (losses)	2,448,003	791,356	298,136	51,718
Unrealized appreciation (depreciation) during the year	(6,429,909)	3,565,777	(364,293)	85,107
Net increase (decrease) in net assets from operations	(3,838,866)	4,419,192	(69,284)	123,366
Contract transactions:
Payments received from contract owners	152,713	266,772	50,290	1
Transfers between investment options (including GIA/MVA), net	365,965	(1,525,066)	17,229	131,634
Transfers for contract benefits and terminations	(3,677,275)	(4,034,050)	(152,944)	(256,613)
Contract maintenance charges	(170,497)	(188,702)	(948)	(2,095)
Adjustments to net assets allocated to contracts in payout period	237	1,581	-	-
Net increase (decrease) in net assets resulting from contract transactions	(3,328,857)	(5,479,465)	(86,373)	(127,073)
Total increase (decrease) in net assets	(7,167,723)	(1,060,273)	(155,657)	(3,707)
Net assets at beginning of period	27,460,355	28,520,628	1,036,832	1,040,539
Net assets at end of period	$ 20,292,632	$ 27,460,355	$ 881,175	$ 1,036,832

	TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 170,521	$ (254,667)	$ (96,139)	$ (1,010,172)
Realized gains (losses)	(137,363)	(34,617)	38,906,094	2,428,795
Unrealized appreciation (depreciation) during the year	(630,055)	722,419	(44,394,457)	12,352,800
Net increase (decrease) in net assets from operations	(596,897)	433,135	(5,584,502)	13,771,423
Contract transactions:
Payments received from contract owners	108,821	44,494	541,893	208,870
Transfers between investment options (including GIA/MVA), net	1,231,517	1,953,006	(2,555,219)	(3,927,810)
Transfers for contract benefits and terminations	(2,747,201)	(2,465,624)	(10,782,760)	(8,764,496)
Contract maintenance charges	(164,949)	(183,817)	(597,390)	(655,452)
Adjustments to net assets allocated to contracts in payout period	1,008	(118)	3,144	(566)
Net increase (decrease) in net assets resulting from contract transactions	(1,570,804)	(652,059)	(13,390,332)	(13,139,454)
Total increase (decrease) in net assets	(2,167,701)	(218,924)	(18,974,834)	631,969
Net assets at beginning of period	18,902,647	19,121,571	76,060,532	75,428,563
Net assets at end of period	$ 16,734,946	$ 18,902,647	$ 57,085,698	$ 76,060,532

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	TVST Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (150,680)	$ (153,543)	$ 1,547,592	$ 271,751
Realized gains (losses)	1,785,822	471,694	(591,913)	(324,298)
Unrealized appreciation (depreciation) during the year	(2,402,737)	1,640,474	(18,571,603)	15,271,009
Net increase (decrease) in net assets from operations	(767,595)	1,958,625	(17,615,924)	15,218,462
Contract transactions:
Payments received from contract owners	86,917	40,209	574,055	680,454
Transfers between investment options (including GIA/MVA), net	(1,009,488)	(773,704)	1,990,386	1,479,039
Transfers for contract benefits and terminations	(1,579,482)	(1,319,211)	(13,432,939)	(16,804,912)
Contract maintenance charges	(83,830)	(93,268)	(632,346)	(743,380)
Adjustments to net assets allocated to contracts in payout period	579	(79)	(481)	3,047
Net increase (decrease) in net assets resulting from contract transactions	(2,585,304)	(2,146,053)	(11,501,325)	(15,385,752)
Total increase (decrease) in net assets	(3,352,899)	(187,428)	(29,117,249)	(167,290)
Net assets at beginning of period	12,246,867	12,434,295	111,883,260	112,050,550
Net assets at end of period	$ 8,893,968	$ 12,246,867	$ 82,766,011	$ 111,883,260

	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series - Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 81,035	$ 26,285	$ (452,677)	$ (424,530)
Realized gains (losses)	2,105,729	3,266,010	4,768,300	2,897,657
Unrealized appreciation (depreciation) during the year	(4,691,603)	(1,672,532)	(6,662,905)	7,039,469
Net increase (decrease) in net assets from operations	(2,504,839)	1,619,763	(2,347,282)	9,512,596
Contract transactions:
Payments received from contract owners	182,379	199,481	286,712	373,330
Transfers between investment options (including GIA/MVA), net	831,064	427,451	(1,142,165)	(215,311)
Transfers for contract benefits and terminations	(4,250,038)	(5,150,613)	(3,204,221)	(4,144,793)
Contract maintenance charges	(170,212)	(194,563)	(43,624)	(43,784)
Adjustments to net assets allocated to contracts in payout period	(126)	450	(146)	(735)
Net increase (decrease) in net assets resulting from contract transactions	(3,406,933)	(4,717,794)	(4,103,444)	(4,031,293)
Total increase (decrease) in net assets	(5,911,772)	(3,098,031)	(6,450,726)	5,481,303
Net assets at beginning of period	34,782,873	37,880,904	34,710,842	29,229,539
Net assets at end of period	$ 28,871,101	$ 34,782,873	$ 28,260,116	$ 34,710,842
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (377,762)	$ (300,964)	$ (199,732)	$ (322,239)
Realized gains (losses)	5,662,889	2,345,551	4,337,975	7,061,413
Unrealized appreciation (depreciation) during the year	(2,400,927)	5,710,072	(11,374,733)	1,462,601
Net increase (decrease) in net assets from operations	2,884,200	7,754,659	(7,236,490)	8,201,775
Contract transactions:
Payments received from contract owners	180,916	106,886	230,894	231,991
Transfers between investment options (including GIA/MVA), net	(521,062)	(526,885)	(224,100)	(3,345,849)
Transfers for contract benefits and terminations	(2,584,265)	(2,232,653)	(5,757,292)	(6,848,558)
Contract maintenance charges	(39,298)	(34,112)	(209,592)	(246,507)
Adjustments to net assets allocated to contracts in payout period	(1,532)	(778)	344	(110)
Net increase (decrease) in net assets resulting from contract transactions	(2,965,241)	(2,687,542)	(5,959,746)	(10,209,033)
Total increase (decrease) in net assets	(81,041)	5,067,117	(13,196,236)	(2,007,258)
Net assets at beginning of period	26,247,909	21,180,792	48,311,374	50,318,632
Net assets at end of period	$ 26,166,868	$ 26,247,909	$ 35,115,138	$ 48,311,374

	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,341,904	$ 1,712,684	$ (160,152)	$ 67,948
Realized gains (losses)	(19,037)	213,882	(142,436)	8,219,428
Unrealized appreciation (depreciation) during the year	(3,540,847)	1,226,133	(5,348,392)	117,594
Net increase (decrease) in net assets from operations	(2,217,980)	3,152,699	(5,650,980)	8,404,970
Contract transactions:
Payments received from contract owners	475,184	287,675	422,242	442,394
Transfers between investment options (including GIA/MVA), net	1,494,175	1,021,348	(1,294,332)	(1,375,669)
Transfers for contract benefits and terminations	(7,258,099)	(8,720,929)	(4,311,749)	(6,347,846)
Contract maintenance charges	(306,681)	(347,229)	(75,672)	(88,172)
Adjustments to net assets allocated to contracts in payout period	273	(21)	(38,309)	89,819
Net increase (decrease) in net assets resulting from contract transactions	(5,595,148)	(7,759,156)	(5,297,820)	(7,279,474)
Total increase (decrease) in net assets	(7,813,128)	(4,606,457)	(10,948,800)	1,125,496
Net assets at beginning of period	57,522,442	62,128,899	44,618,821	43,493,325
Net assets at end of period	$ 49,709,314	$ 57,522,442	$ 33,670,021	$ 44,618,821
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,601	$ 85,124	$ 313,192	$ (51,454)
Realized gains (losses)	459,924	228,144	5,697,730	1,886,611
Unrealized appreciation (depreciation) during the year	(1,438,155)	2,174,015	(14,329,024)	10,764,627
Net increase (decrease) in net assets from operations	(973,630)	2,487,283	(8,318,102)	12,599,784
Contract transactions:
Payments received from contract owners	157,397	192,011	279,443	264,822
Transfers between investment options (including GIA/MVA), net	(310,314)	(313,308)	(197,538)	(1,217,316)
Transfers for contract benefits and terminations	(1,376,882)	(1,768,235)	(4,703,676)	(5,329,915)
Contract maintenance charges	(11,455)	(12,297)	(154,661)	(179,051)
Adjustments to net assets allocated to contracts in payout period	2,931	7,506	(292)	(1,322)
Net increase (decrease) in net assets resulting from contract transactions	(1,538,323)	(1,894,323)	(4,776,724)	(6,462,782)
Total increase (decrease) in net assets	(2,511,953)	592,960	(13,094,826)	6,137,002
Net assets at beginning of period	15,544,100	14,951,140	48,926,041	42,789,039
Net assets at end of period	$ 13,032,147	$ 15,544,100	$ 35,831,215	$ 48,926,041

	Wanger Select		Wanger USA
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (70,597)	$ (71,758)	$ (430,724)	$ (436,825)
Realized gains (losses)	784,841	967,601	8,362,334	5,595,692
Unrealized appreciation (depreciation) during the year	(1,392,010)	558,771	(8,380,840)	382,720
Net increase (decrease) in net assets from operations	(677,766)	1,454,614	(449,230)	5,541,587
Contract transactions:
Payments received from contract owners	94,785	34,083	227,829	163,168
Transfers between investment options (including GIA/MVA), net	(64,081)	(366,308)	(916,531)	(762,307)
Transfers for contract benefits and terminations	(1,163,856)	(691,116)	(3,444,081)	(2,867,650)
Contract maintenance charges	(10,825)	(8,693)	(24,579)	(17,119)
Adjustments to net assets allocated to contracts in payout period	(17)	96	1,841	1,166
Net increase (decrease) in net assets resulting from contract transactions	(1,143,994)	(1,031,938)	(4,155,521)	(3,482,742)
Total increase (decrease) in net assets	(1,821,760)	422,676	(4,604,751)	2,058,845
Net assets at beginning of period	6,651,377	6,228,701	34,254,653	32,195,808
Net assets at end of period	$ 4,829,617	$ 6,651,377	$ 29,649,902	$ 34,254,653
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The PHL Variable Accumulation Account (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL”, ”PHL Variable”, the Company, “we” or “us”). PHL is a Connecticut stock life insurance company and is a wholly-owned subsidiary of PHL Delaware, LLC (“PHL Delaware”), whose ultimate parent is Nassau Insurance Group Holdings L.P. (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. On December 31, 2018, PHL was contributed by The Nassau Companies of New York (“NCNY”) to its parent, Nassau, who contributed PHL to its wholly owned subsidiary, PHL Delaware.
Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5, 2018. NCNY, formerly known as The Phoenix Companies, Inc. changed its name effective November 13, 2018.
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on December 7, 1994. The Separate Account currently consists of 56 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
AB VPS Balanced Wealth Strategy Portfolio-Class B
Alger Capital Appreciation Portfolio-Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
DWS Equity 500 Index VIP-Class A (formerly Deutsche Equity 500 Index VIP-Class A)
DWS Small Cap Index VIP-Class A (formerly Deutsche Small Cap Index VIP-Class A)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity ® VIP Contrafund® Portfolio-Service Class
Fidelity ® VIP Growth Opportunities Portfolio-Service Class
Fidelity ® VIP Growth Portfolio-Service Class
Fidelity ® VIP Investment Grade Bond Portfolio-Service Class
Franklin Flex Cap Growth VIP Fund-Class 2
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim Long Short Equity Fund
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio-Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio-Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II
Morningstar Balanced ETF Asset Allocation Portfolio-Class II
Morningstar Growth ETF Asset Allocation Portfolio-Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II
Neuberger Berman AMT Guardian Portfolio-S Class
Neuberger Berman AMT Mid Cap Growth Portfolio-S Class
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series-Class A Shares
Virtus Duff & Phelps Real Estate Securities Series-Class A Shares
Virtus KAR Capital Growth Series-Class A Shares
Virtus KAR Small-Cap Growth Series-Class A Shares
Virtus KAR Small-Cap Value Series-Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
Virtus Rampart Enhanced Core Equity Series-Class A Shares
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger Select
Wanger USA
Additionally, contract owners may direct the allocation of their premium payments and contract value between the Separate Account, the Guaranteed Interest Account (“GIA”) and/or the Market Value Adjusted Guaranteed Interest Account (“MVA”). The MVA was closed to new investment effective May 1, 2013.
PHL Variable and the Separate Account are subject to regulation by the State of Connecticut Department of Insurance and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PHL Variable’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2018.
B.     Contracts in payout (annuitization) period: Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 3 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by PHL Variable and may result in additional amounts being transferred into the Separate Account from PHL Variable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to PHL Variable.
C.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
D.     Income taxes: PHL is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of NCNY through 2018. On December 31, 2018, NCNY transferred 100% of the Company’s common stock to an affiliate and consequently the Company departed the NCNY consolidated tax group. As a result, the Company will file a separate company standalone federal tax return beginning January 1, 2019. NCNY is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2015. Under the current provisions of the Code, PHL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PHL will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
E.     Use of estimates: The preparation of financial statements in accordance with GAAP requires PHL’s management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2018 were as follows:
Investment Option	Purchases	Sales
AB VPS Balanced Wealth Strategy Portfolio – Class B	$ 883,671	$ 1,171,256
Alger Capital Appreciation Portfolio – Class I-2 Shares	499,583	492,201
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	487,754	459,154
DWS Equity 500 Index VIP – Class A	2,565,594	3,695,973
DWS Small Cap Index VIP – Class A	113,619	94,452
Federated Fund for U.S. Government Securities II	1,838,746	5,630,005
Federated Government Money Fund II - Service Shares	6,706,156	10,362,601
Federated High Income Bond Fund II – Primary Shares	827,442	1,320,911
Fidelity ® VIP Contrafund® Portfolio – Service Class	3,018,878	3,874,530
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	3,816,303	17,351,539
Fidelity ® VIP Growth Portfolio – Service Class	2,268,116	1,829,470
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	1,230,823	2,788,972
Franklin Flex Cap Growth VIP Fund – Class 2	267,186	207,267
Franklin Income VIP Fund – Class 2	2,246,152	6,682,595
Franklin Mutual Shares VIP Fund – Class 2	2,128,044	5,812,534
Guggenheim VT Long Short Equity Fund	64,162	201,459
Invesco V.I. American Franchise Fund – Series I Shares	1,152,090	2,829,294
Invesco V.I. Core Equity Fund – Series I Shares	227,218	349,985
Invesco V.I. Equity and Income Fund – Series II Shares	475,436	142,380
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	181,955	363,959
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	108,446	87,045
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	630,514	704,881
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	3,441,471	5,204,187
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	124,495	534,378
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	844,798	1,755,488
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	3,916,260	5,015,122
Morningstar Growth ETF Asset Allocation Portfolio – Class II	1,304,320	1,820,083
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	3,461,739	3,743,259
Neuberger Berman AMT Guardian Portfolio – S Class	3,107,422	7,265,774
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	342,963	118,651
Oppenheimer Capital Appreciation Fund/VA – Service Shares	50,950	145,207
Oppenheimer Global Fund/VA – Service Shares	260,055	429,917
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	2,846,096	4,250,726
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	677,910	2,027,746
PIMCO Real Return Portfolio – Advisor Class	114,975	297,258
PIMCO Total Return Portfolio – Advisor Class	521,411	712,026
Rydex VT Inverse Government Long Bond Strategy Fund	6,207	66,572
Rydex VT Nova Fund	33,901	15,045
Templeton Developing Markets VIP Fund – Class 2	355,114	643,808
Templeton Foreign VIP Fund – Class 2	283,732	864,036
Templeton Growth VIP Fund – Class 2	4,306,712	5,401,230
TVST Touchstone Balanced Fund	343,420	175,141
TVST Touchstone Bond Fund	744,166	2,144,450
TVST Touchstone Common Stock Fund	36,537,064	14,995,195
TVST Touchstone Small Company Fund	1,296,426	2,845,941
Virtus Duff & Phelps International Series-Class A Shares	3,776,753	13,730,486
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	3,280,323	4,249,266
Virtus KAR Capital Growth Series – Class A Shares	4,057,058	4,830,607
Virtus KAR Small-Cap Growth Series – Class A Shares	5,978,936	4,548,555
Virtus KAR Small-Cap Value Series – Class A Shares	4,841,737	6,881,021
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	4,343,882	8,597,127
Virtus Rampart Enhanced Core Equity Series – Class A Shares	605,074	6,063,045

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus Strategic Allocation Series – Class A Shares	$ 846,499	$ 1,811,455
Wanger International	6,330,315	5,775,725
Wanger Select	933,615	1,430,895
Wanger USA	8,461,800	4,924,858
	$ 140,115,487	$ 189,766,743

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2018			For the period ended December 31, 2017
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Wealth Strategy Portfolio – Class B	231,448	(736,269)	(504,821)	104,616	(618,487)	(513,871)
Alger Capital Appreciation Portfolio – Class I-2 Shares	277	(93,407)	(93,130)	2,450	(100,385)	(97,935)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	138,331	(198,915)	(60,584)	101,132	(214,914)	(113,782)
DWS Equity 500 Index VIP – Class A	114,794	(712,717)	(597,923)	143,815	(1,140,151)	(996,336)
DWS Small Cap Index VIP – Class A	32,156	(39,353)	(7,197)	26,496	(45,484)	(18,988)
Federated Fund for U.S. Government Securities II	926,124	(2,581,642)	(1,655,518)	1,132,281	(3,499,034)	(2,366,753)
Federated Government Money Fund II - Service Shares	8,973,980	(13,026,750)	(4,052,770)	10,869,751	(15,580,879)	(4,711,128)
Federated High Income Bond Fund II – Primary Shares	100,116	(365,916)	(265,800)	62,757	(454,666)	(391,909)
Fidelity ® VIP Contrafund® Portfolio – Service Class	212,363	(694,522)	(482,159)	108,428	(736,679)	(628,251)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	279,075	(5,642,184)	(5,363,109)	280,927	(5,603,238)	(5,322,311)
Fidelity ® VIP Growth Portfolio – Service Class	130,782	(388,988)	(258,206)	187,957	(543,775)	(355,818)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	1,605,354	(3,066,687)	(1,461,333)	2,036,381	(3,464,036)	(1,427,655)
Franklin Flex Cap Growth VIP Fund – Class 2	104,741	(97,195)	7,546	6,688	(6,030)	658
Franklin Income VIP Fund – Class 2	915,600	(4,318,379)	(3,402,779)	1,105,303	(3,257,346)	(2,152,043)
Franklin Mutual Shares VIP Fund – Class 2	462,162	(2,933,964)	(2,471,802)	926,551	(2,439,914)	(1,513,363)
Guggenheim VT Long Short Equity Fund	291	(105,826)	(105,535)	3,441	(24,124)	(20,683)
Invesco V.I. American Franchise Fund – Series I Shares	187,685	(1,344,433)	(1,156,748)	247,076	(2,357,211)	(2,110,135)
Invesco V.I. Core Equity Fund – Series I Shares	27,651	(183,133)	(155,482)	28,951	(270,131)	(241,180)
Invesco V.I. Equity and Income Fund – Series II Shares	194,913	(79,385)	115,528	65,200	(95,652)	(30,452)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	7,224	(175,012)	(167,788)	4,525	(160,400)	(155,875)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	25,962	(33,882)	(7,920)	2,493	(12,610)	(10,117)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	183,786	(345,172)	(161,386)	276,544	(724,449)	(447,905)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	389,465	(2,798,570)	(2,409,105)	453,952	(5,301,797)	(4,847,845)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	42,749	(298,521)	(255,772)	62,097	(350,925)	(288,828)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	47,155	(1,004,860)	(957,705)	130,051	(1,030,890)	(900,839)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	1,226,038	(3,434,591)	(2,208,553)	1,553,366	(4,694,789)	(3,141,423)
Morningstar Growth ETF Asset Allocation Portfolio – Class II	117,154	(1,113,192)	(996,038)	384,498	(1,418,851)	(1,034,353)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	2,419,880	(3,357,930)	(938,050)	1,463,515	(4,756,909)	(3,293,394)
Neuberger Berman AMT Guardian Portfolio – S Class	166,601	(3,811,639)	(3,645,038)	132,052	(4,043,323)	(3,911,271)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	223,803	(88,934)	134,869	68,815	(53,033)	15,782
Oppenheimer Capital Appreciation Fund/VA – Service Shares	1,075	(70,779)	(69,704)	2,724	(52,693)	(49,969)
Oppenheimer Global Fund/VA – Service Shares	78,873	(220,000)	(141,127)	72,419	(198,803)	(126,384)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	234,568	(2,194,437)	(1,959,869)	143,679	(3,021,771)	(2,878,092)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	2,484,155	(5,019,632)	(2,535,477)	3,152,460	(5,049,356)	(1,896,896)
PIMCO Real Return Portfolio – Advisor Class	63,730	(210,565)	(146,835)	476,502	(433,348)	43,154
PIMCO Total Return Portfolio – Advisor Class	296,538	(488,524)	(191,986)	201,822	(919,507)	(717,685)
Rydex VT Inverse Government Long Bond Strategy Fund	23,915	(223,256)	(199,341)	57,034	(210,484)	(153,450)
Rydex VT Nova Fund	89	(2,191)	(2,102)	-	(49,136)	(49,136)
Templeton Developing Markets VIP Fund – Class 2	236,271	(409,105)	(172,834)	926,093	(1,132,303)	(206,210)
Templeton Foreign VIP Fund – Class 2	90,313	(349,743)	(259,430)	53,537	(375,308)	(321,771)
Templeton Growth VIP Fund – Class 2	1,319,565	(3,286,569)	(1,967,004)	509,443	(3,409,721)	(2,900,278)
TVST Touchstone Balanced Fund	65,775	(114,855)	(49,080)	112,284	(190,534)	(78,250)
TVST Touchstone Bond Fund	1,168,036	(2,372,247)	(1,204,211)	1,599,445	(2,092,343)	(492,898)
TVST Touchstone Common Stock Fund	687,327	(7,092,867)	(6,405,540)	130,502	(7,143,421)	(7,012,919)
TVST Touchstone Small Company Fund	129,019	(1,250,147)	(1,121,128)	106,422	(1,190,921)	(1,084,499)
Virtus Duff & Phelps International Series-Class A Shares	2,886,603	(10,031,396)	(7,144,793)	2,663,568	(9,883,926)	(7,220,358)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	929,977	(1,878,638)	(948,661)	853,372	(1,726,479)	(873,107)
Virtus KAR Capital Growth Series – Class A Shares	197,985	(1,707,738)	(1,509,753)	462,325	(2,311,489)	(1,849,164)
Virtus KAR Small-Cap Growth Series – Class A Shares	155,986	(386,487)	(230,501)	60,180	(365,238)	(305,058)
Virtus KAR Small-Cap Value Series – Class A Shares	447,388	(2,493,545)	(2,046,157)	256,884	(3,749,869)	(3,492,985)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2018			For the period ended December 31, 2017
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	1,758,634	(4,145,285)	(2,386,651)	987,984	(3,868,314)	(2,880,330)
Virtus Rampart Enhanced Core Equity Series – Class A Shares	327,658	(2,077,607)	(1,749,949)	242,065	(2,725,744)	(2,483,679)
Virtus Strategic Allocation Series – Class A Shares	49,894	(471,038)	(421,144)	69,383	(630,477)	(561,094)
Wanger International	527,738	(2,109,039)	(1,581,301)	295,825	(2,158,614)	(1,862,789)
Wanger Select	53,224	(229,060)	(175,836)	26,351	(198,837)	(172,486)
Wanger USA	70,370	(585,052)	(514,682)	67,444	(582,839)	(515,395)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2018, 2017, 2016, 2015, and 2014 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
AB VPS Balanced Wealth Strategy Portfolio – Class B
2018	3,539	1.33	to	1.47	4,887	1.68%	0.90%	to	1.80%	(8.10%)	to	(7.26%)
2017 ‡	4,044	1.45	to	1.59	6,052	1.80%	0.90%	to	1.80%	13.55%	to	14.59%
2016	4,558	1.26	to	1.39	5,986	1.82%	0.90%	to	1.95%	2.41%	to	3.51%
2015 ‡	4,557	1.23	to	1.34	5,821	9.90%	0.90%	to	1.95%	(0.68%)	to	0.38%
2014	4,455	1.24	to	1.33	5,720	2.33%	0.90%	to	1.95%	5.02%	to	6.15%
Alger Capital Appreciation Portfolio – Class I-2 Shares
2018	594	6.18	to	4.62	2,782	0.08%	0.90%	to	1.95%	(2.06%)	to	(1.00%)
2017	688	6.31	to	4.66	3,246	0.16%	0.90%	to	1.95%	28.54%	to	29.91%
2016 ‡	785	4.91	to	3.59	2,866	0.18%	0.90%	to	1.95%	(1.45%)	to	(0.40%)
2015	904	4.98	to	3.60	3,319	0.41%	0.90%	to	1.95%	4.12%	to	5.24%
2014	1,064	4.78	to	3.42	3,733	0.09%	0.90%	to	1.95%	11.54%	to	12.73%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2018 ‡	948	1.99	to	2.20	2,009	1.16%	0.90%	to	1.80%	(12.94%)	to	(12.13%)
2017	1,008	2.29	to	2.50	2,440	0.69%	0.90%	to	1.80%	13.82%	to	14.85%
2016 ‡	1,122	2.01	to	2.18	2,370	0.43%	0.90%	to	1.80%	18.11%	to	19.19%
2015	1,312	1.70	to	1.83	2,329	0.09%	0.90%	to	1.80%	(4.43%)	to	(3.56%)
2014 ‡	1,303	1.78	to	1.90	2,410	0.95%	0.90%	to	1.80%	7.29%	to	8.27%
DWS Equity 500 Index VIP – Class A
2018	4,106	4.28	to	5.37	19,170	1.70%	0.90%	to	1.95%	(6.52%)	to	(5.51%)
2017	4,704	4.58	to	5.69	23,435	1.77%	0.90%	to	1.95%	19.18%	to	20.44%
2016 ‡	5,701	3.84	to	4.72	23,525	2.14%	0.90%	to	1.95%	9.45%	to	10.61%
2015 ‡	7,481	3.51	to	4.27	28,266	13.68%	0.90%	to	1.95%	(0.84%)	to	0.22%
2014 ‡	9,113	3.54	to	4.26	34,320	1.91%	0.90%	to	1.95%	11.18%	to	12.37%
DWS Small Cap Index VIP – Class A
2018 ‡	218	1.87	to	2.03	422	0.97%	0.90%	to	1.65%	(12.70%)	to	(12.03%)
2017 ‡	225	2.15	to	2.31	498	0.97%	0.90%	to	1.65%	12.45%	to	13.30%
2016 ‡	244	1.91	to	2.04	477	1.08%	0.90%	to	1.65%	19.04%	to	19.94%
2015 ‡	327	1.60	to	1.70	537	1.20%	0.90%	to	1.65%	(6.17%)	to	(5.45%)
2014 ‡	309	1.71	to	1.80	541	0.94%	0.90%	to	1.65%	3.02%	to	3.80%
Federated Fund for U.S. Government Securities II
2018	13,600	2.49	to	3.56	37,923	2.47%	0.90%	to	1.95%	(1.51%)	to	(0.45%)
2017	15,256	2.53	to	3.58	42,595	2.40%	0.90%	to	1.95%	(0.06%)	to	1.01%
2016	17,622	2.53	to	3.54	47,947	2.65%	0.90%	to	1.95%	(0.37%)	to	0.70%
2015	22,171	2.54	to	3.52	61,387	22.31%	0.90%	to	1.95%	(1.44%)	to	(0.39%)
2014 ‡	27,181	2.58	to	3.53	75,796	3.07%	0.90%	to	1.95%	2.58%	to	3.68%
Federated Government Money Fund II - Service Shares
2018	24,196	0.85	to	0.95	21,819	1.23%	0.75%	to	1.95%	(0.73%)	to	0.49%
2017 ‡	28,249	0.86	to	0.94	25,475	0.31%	0.75%	to	1.85%	(1.53%)	to	(0.43%)
2016 ‡	32,960	0.88	to	0.95	30,080	0.00%*	0.75%	to	1.80%	(1.79%)	to	(0.76%)
2015 ‡	34,503	0.90	to	0.96	31,897	0.01%	0.75%	to	1.80%	(1.80%)	to	(0.75%)
2014	37,480	0.91	to	0.96	35,108	-	0.75%	to	1.95%	(1.95%)	to	(0.75%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Federated High Income Bond Fund II – Primary Shares
2018	1,378	4.56	to	5.91	5,629	8.30%	0.75%	to	1.95%	(5.18%)	to	(4.02%)
2017	1,644	4.81	to	6.16	6,853	6.71%	0.75%	to	1.95%	4.86%	to	6.14%
2016 ‡	2,036	4.59	to	5.80	8,114	6.14%	0.75%	to	1.95%	12.59%	to	13.96%
2015 ‡	2,134	4.08	to	5.09	7,445	17.05%	0.75%	to	1.95%	(4.47%)	to	(3.30%)
2014 ‡	2,604	4.27	to	5.27	9,596	6.37%	0.75%	to	1.95%	0.69%	to	1.92%
Fidelity ® VIP Contrafund® Portfolio – Service Class
2018	4,329	5.64	to	5.41	20,348	0.60%	0.90%	to	1.95%	(8.32%)	to	(7.33%)
2017	4,811	6.15	to	5.83	24,683	0.88%	0.90%	to	1.95%	19.40%	to	20.67%
2016	5,440	5.15	to	4.84	23,363	0.69%	0.90%	to	1.95%	5.82%	to	6.94%
2015 ‡	6,634	4.87	to	4.52	26,911	3.91%	0.90%	to	1.95%	(1.40%)	to	(0.35%)
2014	7,723	4.94	to	4.54	31,904	0.86%	0.90%	to	1.95%	9.64%	to	10.81%
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2018	16,368	5.42	to	4.67	53,666	0.11%	0.90%	to	1.95%	10.15%	to	11.33%
2017	21,731	4.92	to	4.20	63,098	0.19%	0.90%	to	1.95%	31.79%	to	33.20%
2016 ‡	27,053	3.73	to	3.15	60,193	0.22%	0.90%	to	1.95%	(1.70%)	to	(0.65%)
2015 ‡	33,206	3.80	to	3.17	75,586	0.17%	0.90%	to	1.95%	3.43%	to	4.53%
2014 ‡	44,537	3.67	to	3.03	96,699	0.11%	0.90%	to	1.95%	9.92%	to	11.10%
Fidelity ® VIP Growth Portfolio – Service Class
2018	3,026	4.20	to	7.10	11,484	0.15%	0.75%	to	1.95%	(2.23%)	to	(1.03%)
2017	3,284	4.29	to	7.18	12,818	0.13%	0.75%	to	1.95%	32.38%	to	33.99%
2016	3,640	3.24	to	5.36	10,865	-	0.75%	to	1.95%	(1.24%)	to	(0.04%)
2015	3,772	3.28	to	5.36	11,567	0.62%	0.75%	to	1.95%	4.97%	to	6.25%
2014 ‡	4,556	3.13	to	5.04	13,331	0.09%	0.75%	to	1.95%	9.02%	to	10.35%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2018	17,455	1.26	to	1.43	23,518	2.36%	0.90%	to	1.95%	(2.58%)	to	(1.53%)
2017 ‡	18,916	1.31	to	1.45	25,995	2.29%	0.90%	to	1.80%	2.29%	to	3.22%
2016 ‡	20,344	1.28	to	1.41	27,217	2.09%	0.90%	to	1.80%	2.75%	to	3.69%
2015	25,744	1.25	to	1.36	33,347	3.37%	0.90%	to	1.80%	(2.49%)	to	(1.60%)
2014 ‡	32,167	1.28	to	1.38	42,523	1.99%	0.90%	to	1.80%	3.85%	to	4.80%
Franklin Flex Cap Growth VIP Fund – Class 2
2018 ‡	93	1.89	to	2.07	184	-	0.90%	to	1.75%	1.32%	to	2.20%
2017	86	1.86	to	2.03	166	-	0.90%	to	1.75%	24.73%	to	25.80%
2016 ‡	85	1.50	to	1.58	131	-	1.10%	to	1.75%	(4.58%)	to	(3.95%)
2015 ‡	79	1.57	to	1.65	128	-	1.10%	to	1.75%	2.54%	to	3.22%
2014 ‡	67	1.54	to	1.60	105	-	1.10%	to	1.65%	4.36%	to	4.94%
Franklin Income VIP Fund – Class 2
2018	12,174	1.49	to	1.70	17,816	4.81%	0.90%	to	1.95%	(6.18%)	to	(5.17%)
2017	15,577	1.59	to	1.80	24,133	4.16%	0.90%	to	1.95%	7.54%	to	8.69%
2016 ‡	17,729	1.48	to	1.65	25,494	5.01%	0.90%	to	1.95%	11.81%	to	13.00%
2015 ‡	21,159	1.32	to	1.46	27,091	8.90%	0.90%	to	1.95%	(8.86%)	to	(7.89%)
2014	26,356	1.45	to	1.59	36,771	5.02%	0.90%	to	1.95%	2.58%	to	3.67%
Franklin Mutual Shares VIP Fund – Class 2
2018	10,859	3.69	to	5.13	21,579	2.27%	0.90%	to	1.95%	(10.85%)	to	(9.89%)
2017	13,331	4.14	to	5.69	28,877	2.22%	0.90%	to	1.95%	6.24%	to	7.38%
2016 ‡	14,844	3.90	to	5.30	30,821	1.98%	0.90%	to	1.95%	13.80%	to	15.02%
2015 ‡	18,041	3.42	to	4.61	32,586	5.27%	0.90%	to	1.95%	(6.79%)	to	(5.79%)
2014	22,610	3.67	to	4.89	42,822	1.94%	0.90%	to	1.95%	5.04%	to	6.16%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Guggenheim VT Long Short Equity Fund
2018 ‡	222	1.48	to	1.75	359	-	0.90%	to	1.95%	(14.64%)	to	(13.72%)
2017	327	1.74	to	2.03	619	0.36%	0.90%	to	1.95%	12.62%	to	13.82%
2016	348	1.54	to	1.78	582	-	0.90%	to	1.95%	(1.30%)	to	(0.28%)
2015 ‡	382	1.56	to	1.79	643	-	0.90%	to	1.95%	(0.71%)	to	0.35%
2014	414	1.57	to	1.78	697	-	0.90%	to	1.95%	0.79%	to	1.87%
Invesco V.I. American Franchise Fund – Series I Shares
2018	6,685	1.75	to	1.86	12,120	-	0.90%	to	1.80%	(5.37%)	to	(4.50%)
2017	7,842	1.85	to	1.94	14,939	0.08%	0.90%	to	1.80%	25.06%	to	26.20%
2016	9,952	1.48	to	1.54	15,074	-	0.90%	to	1.80%	0.43%	to	1.35%
2015	12,678	1.47	to	1.52	19,017	-	0.90%	to	1.80%	3.12%	to	4.06%
2014 ‡	16,159	1.42	to	1.46	23,373	0.04%	0.90%	to	1.80%	6.49%	to	7.46%
Invesco V.I. Core Equity Fund – Series I Shares
2018	1,448	1.57	to	1.76	2,430	0.88%	0.90%	to	1.80%	(11.03%)	to	(10.21%)
2017	1,603	1.76	to	1.96	3,007	1.02%	0.90%	to	1.80%	11.15%	to	12.16%
2016	1,844	1.58	to	1.75	3,096	0.75%	0.90%	to	1.80%	8.29%	to	9.28%
2015	2,183	1.46	to	1.60	3,367	6.72%	0.90%	to	1.80%	(7.46%)	to	(6.62%)
2014	2,744	1.58	to	1.71	4,552	0.81%	0.90%	to	1.80%	6.20%	to	7.17%
Invesco V.I. Equity and Income Fund – Series II Shares
2018 ‡	1,168	1.59	to	1.78	1,932	2.11%	0.90%	to	1.80%	(11.36%)	to	(10.54%)
2017 ‡	1,053	1.79	to	1.99	1,952	1.41%	0.90%	to	1.80%	8.79%	to	9.79%
2016 ‡	1,083	1.65	to	1.82	1,839	1.64%	0.90%	to	1.80%	12.78%	to	13.81%
2015 ‡	859	1.46	to	1.60	1,282	2.39%	0.90%	to	1.80%	(4.34%)	to	(3.46%)
2014 ‡	672	1.53	to	1.65	1,043	1.71%	0.90%	to	1.80%	6.81%	to	7.79%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2018 ‡	517	1.69	to	1.93	934	0.48%	0.90%	to	1.85%	(13.00%)	to	(12.15%)
2017	685	1.92	to	2.20	1,414	0.49%	0.90%	to	1.95%	12.69%	to	13.89%
2016	841	1.70	to	1.93	1,532	0.08%	0.90%	to	1.95%	11.23%	to	12.42%
2015	981	1.53	to	1.72	1,599	13.47%	0.90%	to	1.95%	(5.90%)	to	(4.89%)
2014	1,123	1.62	to	1.81	1,935	0.04%	0.90%	to	1.95%	2.40%	to	3.50%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2018	195	1.86	to	2.12	389	0.02%	0.90%	to	1.85%	(14.85%)	to	(14.02%)
2017	203	2.18	to	2.46	473	0.36%	0.90%	to	1.85%	11.85%	to	12.92%
2016 ‡	213	1.95	to	2.18	442	-	0.90%	to	1.85%	13.65%	to	14.75%
2015	293	1.72	to	1.90	533	-	0.90%	to	1.85%	(4.19%)	to	(3.26%)
2014 ‡	372	1.79	to	1.97	703	-	0.90%	to	1.85%	8.98%	to	10.03%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2018 ‡	2,388	1.74	to	2.02	4,427	4.57%	0.90%	to	1.95%	(5.90%)	to	(4.89%)
2017 ‡	2,550	1.85	to	2.12	5,005	3.81%	0.90%	to	1.95%	7.09%	to	8.23%
2016	2,998	1.73	to	1.96	5,471	4.60%	0.90%	to	1.95%	9.96%	to	11.13%
2015 ‡	3,114	1.57	to	1.76	5,137	20.04%	0.90%	to	1.95%	(3.45%)	to	(2.42%)
2014	3,640	1.63	to	1.81	6,170	4.48%	0.90%	to	1.95%	2.31%	to	3.41%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2018 ‡	18,007	1.61	to	1.84	31,224	1.33%	0.90%	to	1.85%	(9.85%)	to	(8.98%)
2017	20,416	1.76	to	2.02	39,013	1.26%	0.90%	to	1.95%	11.18%	to	12.36%
2016	25,263	1.59	to	1.80	43,135	1.39%	0.90%	to	1.95%	14.84%	to	16.06%
2015 ‡	32,192	1.38	to	1.55	47,579	7.36%	0.90%	to	1.95%	(4.76%)	to	(3.74%)
2014 ‡	40,297	1.45	to	1.61	61,997	0.63%	0.90%	to	1.95%	5.56%	to	6.68%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2018 ‡	1,451	1.47	to	1.70	2,298	0.63%	0.90%	to	1.95%	(16.70%)	to	(15.81%)
2017	1,707	1.77	to	2.02	3,228	0.57%	0.90%	to	1.95%	4.76%	to	5.87%
2016	1,996	1.69	to	1.91	3,584	0.49%	0.90%	to	1.95%	14.13%	to	15.35%
2015 ‡	2,393	1.48	to	1.66	3,747	4.52%	0.90%	to	1.95%	(5.66%)	to	(4.65%)
2014	2,841	1.57	to	1.74	4,682	0.41%	0.90%	to	1.95%	9.36%	to	10.52%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2018	5,150	1.42	to	1.53	7,642	1.24%	0.90%	to	1.80%	(10.97%)	to	(10.15%)
2017	6,108	1.60	to	1.70	10,125	1.17%	0.90%	to	1.80%	17.65%	to	18.72%
2016	7,009	1.36	to	1.43	9,822	1.22%	0.90%	to	1.80%	9.22%	to	10.21%
2015 ‡	7,651	1.24	to	1.30	9,765	6.84%	0.90%	to	1.80%	(4.58%)	to	(3.71%)
2014 ‡	9,554	1.30	to	1.35	12,708	0.91%	0.90%	to	1.80%	2.59%	to	3.53%
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2018 ‡	16,122	1.28	to	1.38	21,370	1.85%	0.90%	to	1.80%	(7.93%)	to	(7.08%)
2017	18,331	1.39	to	1.49	26,289	1.56%	0.90%	to	1.80%	11.30%	to	12.31%
2016	21,472	1.25	to	1.32	27,554	1.66%	0.90%	to	1.80%	6.53%	to	7.50%
2015	24,254	1.17	to	1.23	29,080	6.83%	0.90%	to	1.80%	(3.98%)	to	(3.10%)
2014 ‡	26,952	1.22	to	1.27	33,516	1.15%	0.90%	to	1.80%	2.63%	to	3.57%
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2018 ‡	6,961	1.37	to	1.48	9,924	1.56%	0.90%	to	1.80%	(9.70%)	to	(8.87%)
2017 ‡	7,957	1.52	to	1.62	12,513	1.32%	0.90%	to	1.80%	15.20%	to	16.25%
2016	8,991	1.31	to	1.40	12,222	1.34%	0.90%	to	1.95%	7.56%	to	8.71%
2015	10,562	1.22	to	1.29	13,253	7.68%	0.90%	to	1.95%	(4.41%)	to	(3.39%)
2014 ‡	11,891	1.27	to	1.33	15,514	0.85%	0.90%	to	1.95%	2.54%	to	3.63%
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2018	16,494	1.15	to	1.25	19,917	2.02%	0.90%	to	1.95%	(6.13%)	to	(5.12%)
2017 ‡	17,432	1.22	to	1.32	22,285	1.64%	0.90%	to	1.95%	7.80%	to	8.95%
2016 ‡	20,725	1.14	to	1.21	24,406	1.61%	0.90%	to	1.95%	4.31%	to	5.42%
2015 ‡	23,658	1.09	to	1.15	26,539	1.41%	0.90%	to	1.95%	(3.59%)	to	(2.56%)
2014 ‡	28,184	1.13	to	1.18	32,591	1.09%	0.90%	to	1.95%	1.29%	to	2.37%
Neuberger Berman AMT Guardian Portfolio – S Class
2018	15,925	1.71	to	1.92	26,559	0.38%	0.90%	to	1.80%	(9.27%)	to	(8.44%)
2017	19,570	1.89	to	2.10	35,749	0.26%	0.90%	to	1.80%	22.50%	to	23.61%
2016 ‡	23,481	1.54	to	1.70	34,924	0.38%	0.90%	to	1.80%	6.80%	to	7.77%
2015 ‡	28,930	1.44	to	1.58	40,084	0.56%	0.90%	to	1.80%	(6.82%)	to	(5.97%)
2014 ‡	36,759	1.55	to	1.68	54,421	0.24%	0.90%	to	1.80%	6.93%	to	7.91%
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2018 ‡	497	1.11	to	1.14	561	-	0.90%	to	1.80%	(8.25%)	to	(7.40%)
2017	362	1.21	to	1.24	443	-	0.90%	to	1.80%	22.33%	to	23.45%
2016 ‡	346	0.99	to	1.00	345	-	0.90%	to	1.80%	2.29%	to	3.23%
2015 ‡, 4	237	0.97	to	0.97	230	-	0.90%	to	1.80%	(3.21%)	to	(3.06%)
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2018 ‡	313	1.59	to	1.78	523	-	0.90%	to	1.80%	(7.66%)	to	(6.81%)
2017	383	1.72	to	1.91	692	0.01%	0.90%	to	1.80%	24.24%	to	25.37%
2016	433	1.39	to	1.53	623	0.11%	0.90%	to	1.80%	(4.18%)	to	(3.30%)
2015 ‡	618	1.45	to	1.58	918	-	0.90%	to	1.80%	1.41%	to	2.34%
2014	571	1.43	to	1.54	830	0.16%	0.90%	to	1.80%	13.06%	to	14.09%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Oppenheimer Global Fund/VA – Service Shares
2018	643	1.49	to	1.71	1,023	0.78%	0.90%	to	1.95%	(15.09%)	to	(14.18%)
2017 ‡	784	1.76	to	1.99	1,467	0.75%	0.90%	to	1.95%	33.67%	to	35.10%
2016 ‡	911	1.32	to	1.48	1,262	0.79%	0.90%	to	1.95%	(2.10%)	to	(1.05%)
2015 ‡	1,130	1.35	to	1.49	1,603	1.23%	0.90%	to	1.95%	1.65%	to	2.74%
2014 ‡	1,097	1.32	to	1.45	1,513	0.85%	0.90%	to	1.95%	0.07%	to	1.14%
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2018	9,999	1.67	to	1.88	16,910	0.06%	0.90%	to	1.80%	(12.16%)	to	(11.35%)
2017	11,959	1.90	to	2.12	22,919	0.64%	0.90%	to	1.80%	11.87%	to	12.89%
2016 ‡	14,837	1.70	to	1.88	25,340	0.25%	0.90%	to	1.80%	15.56%	to	16.62%
2015	18,118	1.47	to	1.61	26,656	0.83%	0.90%	to	1.80%	(7.78%)	to	(6.94%)
2014 ‡	23,508	1.60	to	1.73	37,303	0.64%	0.90%	to	1.80%	9.65%	to	10.65%
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2018	27,720	0.47	to	0.53	13,797	1.98%	0.90%	to	1.80%	(15.75%)	to	(14.98%)
2017	30,256	0.56	to	0.62	17,798	10.93%	0.90%	to	1.80%	0.22%	to	1.13%
2016 ‡	32,153	0.55	to	0.61	18,790	1.00%	0.90%	to	1.80%	12.81%	to	13.84%
2015 ‡	35,671	0.49	to	0.54	18,388	6.06%	0.90%	to	1.80%	(27.00%)	to	(26.33%)
2014 ‡	32,120	0.67	to	0.73	22,576	0.26%	0.90%	to	1.80%	(20.08%)	to	(19.35%)
PIMCO Real Return Portfolio – Advisor Class
2018	1,210	1.25	to	1.40	1,603	2.38%	0.90%	to	1.80%	(4.07%)	to	(3.19%)
2017	1,357	1.30	to	1.45	1,867	2.25%	0.90%	to	1.80%	1.69%	to	2.62%
2016 ‡	1,314	1.28	to	1.41	1,771	2.15%	0.90%	to	1.80%	3.21%	to	4.15%
2015	1,321	1.22	to	1.35	1,713	6.98%	0.90%	to	1.95%	(4.70%)	to	(3.68%)
2014	1,622	1.28	to	1.40	2,192	1.34%	0.90%	to	1.95%	0.98%	to	2.06%
PIMCO Total Return Portfolio – Advisor Class
2018 ‡	2,818	1.44	to	1.61	4,281	2.44%	0.90%	to	1.80%	(2.43%)	to	(1.53%)
2017	3,010	1.45	to	1.64	4,665	1.92%	0.90%	to	1.95%	2.77%	to	3.87%
2016	3,728	1.43	to	1.58	5,579	1.98%	0.90%	to	1.80%	0.74%	to	1.65%
2015	4,385	1.40	to	1.55	6,480	22.12%	0.90%	to	1.95%	(1.61%)	to	(0.55%)
2014	5,529	1.42	to	1.56	8,235	2.07%	0.90%	to	1.95%	2.15%	to	3.24%
Rydex VT Inverse Government Long Bond Strategy Fund
2018	546	0.25	to	0.30	150	-	0.90%	to	1.95%	1.76%	to	2.85%
2017	745	0.25	to	0.29	201	-	0.90%	to	1.95%	(10.66%)	to	(9.70%)
2016 ‡	898	0.28	to	0.32	271	-	0.90%	to	1.95%	(4.83%)	to	(3.81%)
2015 ‡	1,153	0.29	to	0.33	363	-	0.90%	to	1.95%	(3.14%)	to	(2.11%)
2014	1,368	0.30	to	0.34	444	-	0.90%	to	1.95%	(26.38%)	to	(25.59%)
Rydex VT Nova Fund
2018	140	2.78	to	3.28	417	0.18%	0.90%	to	1.95%	(12.08%)	to	(11.13%)
2017 ‡	142	3.16	to	3.69	479	0.05%	0.90%	to	1.95%	29.22%	to	30.60%
2016 ‡	191	2.44	to	2.82	497	-	0.90%	to	1.95%	13.47%	to	14.68%
2015	307	2.15	to	2.46	697	-	0.90%	to	1.95%	(2.65%)	to	(1.61%)
2014	338	2.21	to	2.50	786	0.09%	0.90%	to	1.95%	16.28%	to	17.52%
Templeton Developing Markets VIP Fund – Class 2
2018 ‡	1,117	1.02	to	4.75	1,850	0.89%	0.90%	to	1.80%	(17.32%)	to	(16.56%)
2017	1,290	1.23	to	5.69	2,545	0.92%	0.90%	to	1.80%	37.89%	to	39.15%
2016 ‡	1,496	0.90	to	4.09	2,116	0.80%	0.90%	to	1.80%	15.34%	to	16.39%
2015	1,748	0.78	to	3.51	2,098	2.03%	0.90%	to	1.80%	(21.05%)	to	(20.33%)
2014 ‡	1,983	0.98	to	4.41	3,091	1.47%	0.90%	to	1.80%	(10.04%)	to	(9.22%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Templeton Foreign VIP Fund – Class 2
2018	2,114	2.91	to	3.04	4,966	2.67%	0.90%	to	1.95%	(17.10%)	to	(16.21%)
2017	2,373	3.51	to	3.63	6,644	2.57%	0.90%	to	1.95%	14.43%	to	15.65%
2016	2,695	3.07	to	3.14	6,591	1.97%	0.90%	to	1.95%	5.09%	to	6.21%
2015 ‡	3,012	2.92	to	2.95	7,036	11.81%	0.90%	to	1.95%	(8.31%)	to	(7.33%)
2014	3,295	3.18	to	3.19	8,411	1.89%	0.90%	to	1.95%	(12.86%)	to	(11.93%)
Templeton Growth VIP Fund – Class 2
2018	12,989	2.97	to	4.16	20,293	2.00%	0.75%	to	1.95%	(16.52%)	to	(15.49%)
2017 ‡	14,956	3.56	to	4.93	27,460	1.62%	0.75%	to	1.95%	16.20%	to	17.61%
2016 ‡	17,857	3.06	to	4.19	28,521	2.05%	0.75%	to	1.95%	7.49%	to	8.80%
2015 ‡	20,496	2.85	to	3.85	30,372	4.11%	0.75%	to	1.95%	(8.31%)	to	(7.19%)
2014	25,686	3.11	to	4.15	40,366	1.35%	0.75%	to	1.95%	(4.71%)	to	(3.54%)
TVST Touchstone Balanced Fund
2018 ‡	567	1.51	to	1.63	881	1.04%	0.90%	to	1.60%	(7.58%)	to	(6.92%)
2017 ‡	616	1.63	to	1.76	1,037	-	0.90%	to	1.60%	12.24%	to	13.03%
2016 ‡	694	1.45	to	1.55	1,041	1.25%	0.90%	to	1.60%	5.71%	to	6.46%
2015	488	1.35	to	1.46	688	21.01%	0.90%	to	1.80%	(1.77%)	to	(0.87%)
2014	668	1.38	to	1.47	953	1.52%	0.90%	to	1.80%	5.88%	to	6.84%
TVST Touchstone Bond Fund
2018	12,892	1.23	to	1.36	16,735	2.32%	0.90%	to	1.80%	(3.65%)	to	(2.76%)
2017	14,097	1.28	to	1.40	18,903	-	0.90%	to	1.80%	1.81%	to	2.74%
2016 ‡	14,590	1.25	to	1.37	19,122	1.84%	0.90%	to	1.80%	(1.00%)	to	(0.09%)
2015	18,221	1.27	to	1.37	24,002	4.13%	0.90%	to	1.80%	(3.06%)	to	(2.18%)
2014	22,472	1.31	to	1.40	30,393	2.83%	0.90%	to	1.80%	2.14%	to	3.08%
TVST Touchstone Common Stock Fund
2018	30,730	1.76	to	1.95	57,086	1.22%	0.90%	to	1.80%	(9.71%)	to	(8.88%)
2017 ‡	37,135	1.95	to	2.14	76,061	0.01%	0.90%	to	1.80%	19.32%	to	20.41%
2016 ‡	44,148	1.61	to	1.78	75,429	1.52%	0.90%	to	1.95%	9.10%	to	10.26%
2015 ‡	56,411	1.48	to	1.61	87,794	3.18%	0.90%	to	1.95%	(1.76%)	to	(0.71%)
2014 ‡	73,215	1.50	to	1.63	115,268	1.55%	0.90%	to	1.95%	8.19%	to	9.35%
TVST Touchstone Small Company Fund
2018	4,484	1.88	to	2.08	8,894	-	0.90%	to	1.80%	(9.64%)	to	(8.81%)
2017	5,605	2.08	to	2.28	12,247	0.06%	0.90%	to	1.80%	16.99%	to	18.05%
2016 ‡	6,689	1.78	to	1.93	12,434	0.07%	0.90%	to	1.80%	18.07%	to	19.15%
2015 ‡	7,819	1.51	to	1.62	12,245	-	0.90%	to	1.80%	(3.11%)	to	(2.22%)
2014	10,117	1.55	to	1.66	16,272	0.47%	0.90%	to	1.80%	4.76%	to	5.72%
Virtus Duff & Phelps International Series-Class A Shares
2018	55,188	3.33	to	2.85	82,766	2.82%	0.90%	to	1.85%	(18.22%)	to	(17.42%)
2017	62,333	4.07	to	3.45	111,883	1.54%	0.90%	to	1.85%	13.81%	to	14.91%
2016 ‡	69,553	3.58	to	3.00	112,051	0.74%	0.90%	to	1.85%	(3.42%)	to	(2.49%)
2015 ‡	78,963	3.71	to	3.08	134,233	10.03%	0.90%	to	1.85%	(12.14%)	to	(11.29%)
2014 ‡	88,130	4.16	to	3.47	170,578	3.63%	0.90%	to	1.95%	(5.77%)	to	(4.77%)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2018	9,840	7.83	to	13.49	28,871	1.58%	0.90%	to	1.95%	(8.36%)	to	(7.37%)
2017	10,789	8.54	to	14.57	34,783	1.39%	0.90%	to	1.95%	3.91%	to	5.02%
2016 ‡	11,662	8.22	to	13.87	37,881	1.74%	0.90%	to	1.95%	4.75%	to	5.86%
2015 ‡	14,994	7.85	to	13.10	45,425	6.24%	0.90%	to	1.95%	0.39%	to	1.46%
2014 ‡	20,214	7.82	to	12.91	58,440	1.11%	0.90%	to	1.95%	29.06%	to	30.44%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus KAR Capital Growth Series – Class A Shares
2018	12,006	3.24	to	2.46	28,260	-	0.90%	to	1.95%	(9.07%)	to	(8.09%)
2017	13,515	3.57	to	2.68	34,711	-	0.90%	to	1.95%	33.43%	to	34.85%
2016	15,364	2.67	to	1.99	29,230	-	0.90%	to	1.95%	(2.79%)	to	(1.75%)
2015	17,383	2.75	to	2.02	33,773	-	0.90%	to	1.95%	7.13%	to	8.28%
2014 ‡	19,763	2.57	to	1.87	35,840	0.06%	0.90%	to	1.95%	9.55%	to	10.73%
Virtus KAR Small-Cap Growth Series – Class A Shares
2018 ‡	2,291	10.81	to	12.86	26,167	-	0.90%	to	1.95%	9.48%	to	10.66%
2017	2,522	9.87	to	11.63	26,248	-	0.90%	to	1.95%	38.12%	to	39.59%
2016	2,827	7.15	to	8.33	21,181	-	0.90%	to	1.95%	23.48%	to	24.80%
2015 ‡	3,231	5.79	to	6.67	19,443	-	0.90%	to	1.95%	(1.24%)	to	(0.18%)
2014	3,748	5.86	to	6.69	22,813	-	0.90%	to	1.95%	3.45%	to	4.56%
Virtus KAR Small-Cap Value Series – Class A Shares
2018	12,632	5.44	to	7.60	35,115	0.87%	0.90%	to	1.95%	(17.53%)	to	(16.64%)
2017	14,679	6.60	to	9.11	48,311	0.64%	0.90%	to	1.95%	17.83%	to	19.08%
2016 ‡	18,172	5.60	to	7.65	50,319	1.83%	0.90%	to	1.95%	24.08%	to	25.40%
2015 ‡	24,197	4.51	to	6.10	53,264	2.04%	0.90%	to	1.95%	(3.29%)	to	(2.25%)
2014 ‡	30,650	4.67	to	6.24	68,013	0.58%	0.90%	to	1.95%	(0.15%)	to	0.92%
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
2018	20,345	3.93	to	4.70	49,709	3.78%	0.75%	to	1.95%	(4.57%)	to	(3.40%)
2017	22,731	4.12	to	4.87	57,522	4.18%	0.75%	to	1.95%	4.65%	to	5.93%
2016 ‡	25,612	3.94	to	4.60	62,129	4.29%	0.75%	to	1.95%	7.17%	to	8.47%
2015 ‡	32,121	3.68	to	4.24	71,604	10.83%	0.75%	to	1.95%	(3.18%)	to	(2.00%)
2014	39,535	3.80	to	4.33	91,223	4.71%	0.75%	to	1.95%	(0.08%)	to	1.14%
Virtus Rampart Enhanced Core Equity Series – Class A Shares
2018	12,112	1.58	to	3.54	33,670	1.01%	0.90%	to	2.25%	(14.83%)	to	(13.65%)
2017	13,862	1.85	to	4.10	44,619	1.56%	0.90%	to	2.25%	20.20%	to	21.85%
2016	16,346	1.54	to	3.37	43,493	1.27%	0.90%	to	2.25%	6.96%	to	8.43%
2015	19,028	1.44	to	3.10	47,117	4.42%	0.90%	to	2.25%	(10.96%)	to	(9.72%)
2014 ‡	22,519	1.62	to	3.44	62,028	0.91%	0.90%	to	2.25%	7.17%	to	8.65%
Virtus Strategic Allocation Series – Class A Shares
2018	3,890	3.30	to	4.59	13,032	1.34%	0.75%	to	1.95%	(7.73%)	to	(6.60%)
2017 ‡	4,311	3.58	to	4.92	15,544	1.85%	0.75%	to	1.95%	16.66%	to	18.08%
2016	4,872	3.07	to	4.16	14,951	1.64%	0.75%	to	1.95%	(1.14%)	to	(0.07%)
2015 ‡	5,843	3.10	to	4.16	18,070	2.96%	0.75%	to	1.95%	(7.23%)	to	(6.09%)
2014	6,951	3.34	to	4.43	22,965	2.10%	0.75%	to	1.95%	5.42%	to	6.71%
Wanger International
2018	11,119	6.30	to	6.56	35,831	2.02%	0.90%	to	1.95%	(19.31%)	to	(18.44%)
2017	12,700	7.80	to	8.04	48,926	1.19%	0.90%	to	1.95%	30.33%	to	31.72%
2016 ‡	14,563	5.99	to	6.10	42,789	1.13%	0.90%	to	1.95%	(3.32%)	to	(2.29%)
2015	17,409	6.19	to	6.25	52,104	5.29%	0.90%	to	1.95%	(1.85%)	to	(0.80%)
2014 ‡	20,492	6.31	to	6.30	61,596	1.41%	0.90%	to	1.95%	(6.27%)	to	(5.26%)
Wanger Select
2018 ‡	859	5.84	to	8.80	4,830	0.16%	0.90%	to	1.85%	(14.04%)	to	(13.20%)
2017 ‡	1,035	6.79	to	10.14	6,651	0.17%	0.90%	to	1.85%	24.34%	to	25.53%
2016	1,208	5.46	to	8.07	6,229	0.16%	0.90%	to	1.85%	11.27%	to	12.34%
2015 ‡	1,468	4.91	to	7.19	6,762	0.07%	0.90%	to	1.85%	(1.60%)	to	(0.65%)
2014	1,735	4.92	to	7.24	7,964	-	0.90%	to	1.95%	1.13%	to	2.21%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger USA
2018 ‡	4,065	6.21	to	8.11	29,650	0.09%	0.90%	to	1.95%	(3.39%)	to	(2.35%)
2017	4,580	6.43	to	8.31	34,255	-	0.90%	to	1.95%	17.26%	to	18.51%
2016	5,095	5.48	to	7.01	32,196	-	0.90%	to	1.95%	11.48%	to	12.67%
2015	5,758	4.92	to	6.22	32,554	-	0.90%	to	1.95%	(2.55%)	to	(1.50%)
2014	6,593	5.04	to	6.32	37,597	-	0.90%	to	1.95%	2.74%	to	3.84%

*Amount is less than 500 units, $500 in net assets, .0005% of total return, or 0.005% of investment income ratio.
‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of expenses of the underlying Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception November 2, 2015 to December 31, 2015.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
PHL Variable and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PHL Variable is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Charges and Deductions
PHL Variable makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, PHL Variable makes deductions for administrative charges at the rates below. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.

Plan	Admin Charge
Asset Manager	none
Big Edge Choice	$35
Freedom Edge	$35
Phoenix Dimensions	$35
Phoenix Income Choice	$24
Phoenix Investor’s Edge	$35
Phoenix Premium Edge	$35
Phoenix Spectrum Edge	$35
Phoenix Spectrum Edge Plus	$35
Retirement Planner’s Edge	$35
The Phoenix Edge VA	$35

Contract Surrender Charge – In accordance with terms of the contracts, PHL Variable charges a deduction for surrender charges at the rates and schedules below. Because a contract’s value and policy duration may vary, the surrender charge may also vary.

Plan	Surrender Charge
Asset Manager	None
Big Edge Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Freedom Edge	None
Phoenix Dimensions	5 year schedule: Years 1-5: 7% 6% 5% 4% 3%; Years 6+: 0%
7 year schedule: Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Income Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Investor’s Edge	Years 1-4: 8% 7% 7% 6%; Years 5+: 0%
Phoenix Premium Edge	Years 1-8: 8% 8% 8% 7% 6% 5% 4% 3%; Years 9+: 0%
Phoenix Spectrum Edge	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Spectrum Edge Plus	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Plan	Surrender Charge
Retirement Planner’s Edge	None
The Phoenix Edge VA	Years 1-7: 7% 7% 6% 6% 5% 4% 3%; Years 8+: 0%

All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2018 and 2017 were $5,360,667 and $6,118,629, respectively.
B.    Optional Rider and Benefit Charges
PHL may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. PHL will make deductions at the rates listed below of the contract’s value for the mortality and expense cost risks and for administrative cost risks, which PHL Variable undertakes. The total aggregate expense for the period ended December 31, 2018 was $14,132,444.

Plan	Admin. Factor	M&E Factor
Asset Manager Option 1	0.125%	0.375%
Asset Manager Option 2	0.125%	0.625%
Freedom Edge	0.125%	1.475%
Phoenix Dimensions Option 1	0.125%	1.125%
Phoenix Dimensions Option 2	0.125%	1.375%
Phoenix Dimensions Option 3	0.125%	1.375%
Phoenix Dimensions Option 4	0.125%	1.625%
Phoenix Income Choice	0.000%	1.250%
Phoenix Income Choice with GPAF	0.000%	2.250%
Phoenix Investor's Edge Option 1	0.125%	1.525%
Phoenix Investor's Edge Option 2	0.125%	1.675%
Phoenix Investor's Edge Option 3	0.125%	1.825%
Phoenix Investor's Edge Option 4	0.125%	1.725%
Phoenix Premium Edge	0.125%	1.475%
Phoenix Spectrum Edge Option 1	0.125%	0.975%
Phoenix Spectrum Edge Option 2	0.125%	1.125%
Phoenix Spectrum Edge Option 3	0.125%	1.275%
Phoenix Spectrum Edge Option 4	0.125%	1.175%
Phoenix Spectrum Edge Plus Option 1	0.125%	1.075%
Phoenix Spectrum Edge Plus Option 2	0.125%	1.225%
Retirement Planner's Edge	0.125%	1.275%
The Big Edge Choice	0.125%	1.250%
The Phoenix Edge VA Option 1	0.125%	0.775%
The Phoenix Edge VA Option 2	0.125%	1.125%
The Phoenix Edge VA Option 3	0.125%	1.225%
D.    Other Charges
PHL may deduct other charges depending on the contract terms.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Certain liabilities of the Separate Account are payable to PHL Variable when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
PHL intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of NCNY and PHL and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
There were no mergers in 2017 or 2018.
B.    Liquidations
There were no liquidations in 2017 or 2018.
C.    Name Changes
Effective July 2, 2018, the Deutsche Equity 500 Index VIP - Class A was renamed the DWS Equity 500 Index VIP - Class A.
Effective July 2, 2018, the Deutsche Small Cap Index VIP - Class A was renamed the DWS Small Cap Index VIP - Class A.
Effective October 27, 2017, the Sentinel Variable Products Balanced Fund was renamed the TVST Touchstone Balanced Fund.
Effective October 27, 2017, the Sentinel Variable Products Bond Fund was renamed the TVST Touchstone Bond Fund.
Effective October 27, 2017, the Sentinel Variable Products Common Stock Fund was renamed the TVST Touchstone Common Stock Fund.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
Effective October 27, 2017, the Sentinel Variable Products Small Company Fund was renamed TVST Touchstone Small Company Fund.
Effective April 28, 2017, the Virtus Capital Growth Series - Class A Shares was renamed the Virtus KAR Capital Growth Series - Class A Shares.
Effective April 28, 2017, the Virtus Enhanced Core Equity Series - Class A Shares was renamed the Virtus Rampart Enhanced Core Equity Series - Class A Shares.
Effective April 28, 2017, the Virtus International Series - Class A Shares was renamed the Virtus Duff & Phelps International Series - Class A Shares.
Effective April 28, 2017, the Virtus Multi-Sector Fixed Income Series - Class A Shares was renamed the Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares.
Effective April 28, 2017, the Virtus Real Estate Securities Series - Class A Shares was renamed the Virtus Duff & Phelps Real Estate Securities Series - Class A Shares.
Effective April 28, 2017, the Virtus Small-Cap Growth Series - Class A Shares was renamed the Virtus KAR Small-Cap Growth Series - Class A Shares.
Effective April 28, 2017, the Virtus Small-Cap Value Series - Class A Shares was renamed the Virtus KAR Small-Cap Value Series - Class A Shares.
D.    Other
Effective on or about October 27, 2017, the assets of the Sentinel Variable Products Trust (“Target Funds”) were reorganized into newly created series of the Touchstone Variable Series Trust (“Acquiring Funds”), pursuant to an agreement between Sentinel Asset Management, Inc. and Touchstone Advisors, Inc.
Note 11—Subsequent Events
We have evaluated events subsequent to December 31, 2018 and through the financial statement issuance date. There are no events requiring additional disclosure.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of PHL Variable Insurance Company and
Contract Owners of the PHL Variable Accumulation Account:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the PHL Variable Accumulation Account (the Separate Account) as of December 31, 2018, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 5 for each of the years or period in the four-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2018, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the period ended December 31, 2014 were audited by other independent registered public accountants whose report, dated May 1, 2015, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.
Hartford, Connecticut
April 26, 2019

Appendix
AB VPS Balanced Wealth Strategy Portfolio - Class B
Alger Capital Appreciation Portfolio - Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio - Class I Shares
DWS Equity 500 Index VIP - Class A(1)
DWS Small Cap Index VIP - Class A(1)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Service Class
Fidelity® VIP Growth Opportunities Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Service Class
Franklin Flex Cap Growth VIP Fund - Class 2
Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Guggenheim VT Long Short Equity Fund
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Invesco V.I. Equity and Income Fund - Series II Shares
Invesco V.I. Mid Cap Core Equity Fund - Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio - Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
Morningstar Balanced ETF Asset Allocation Portfolio - Class II
Morningstar Growth ETF Asset Allocation Portfolio - Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II
Neuberger Berman AMT Guardian Portfolio - S Class
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Oppenheimer Capital Appreciation Fund/VA - Service Shares
Oppenheimer Global Fund/VA - Service Shares
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Class
PIMCO Real Return Portfolio - Advisor Class
PIMCO Total Return Portfolio - Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Templeton Developing Markets VIP Fund - Class 2
Templeton Foreign VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series - Class A Shares
Virtus Duff & Phelps Real Estate Securities Series - Class A Shares
Virtus KAR Capital Growth Series - Class A Shares
Virtus KAR Small-Cap Growth Series - Class A Shares
Virtus KAR Small-Cap Value Series - Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
Virtus Rampart Enhanced Core Equity Series - Class A Shares
Virtus Strategic Allocation Series - Class A Shares
Wanger International
Wanger Select
Wanger USA
(1) See Note 1 to the financial statements for the former name of the sub-account.

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
PHL Variable Insurance Company
A member of The Nassau Companies of New York
www.nsre.com
OL4258 © 2018 The Nassau Companies of New York	12-18